Supplement dated December 30, 2004 to the Prospectus dated May 1, 2004 for the Pacific Portfolios variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2004. The changes described in this supplement to the Prospectus are effective February 1, 2005, except as otherwise indicated below.

This supplement changes the Prospectus as follows:

The optional Guaranteed Income Advantage 5 (GIA 5) Rider, where available, is only available for purchase until the GIA Plus Rider is available in your state. All references to the GIA 5 Rider in the Prospectus and SAI shall be subject to this disclosure.

The optional Guaranteed Income Advantage (GIA) Rider is only available for purchase until the GIA 5 or GIA Plus Riders are available in your state. All references to the GIA Rider in the Prospectus and SAI shall be subject to this disclosure.

All references to I-Net TollkeeperSM are replaced with the following:

Concentrated Growth

(formerly called I-Net TollkeeperSM)

HOW YOUR INVESTMENTS ARE ALLOCATED – Portfolio Optimization section is replaced with the following:

Portfolio Optimization

The Service. Portfolio Optimization is an asset allocation service that we offer at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For your variable annuity, Portfolio Optimization can help with decisions about how you should allocate your Contract Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of our Portfolio Optimization service, we have developed several asset allocation models (“Portfolio Optimization Models” or “Models”), each based on different profiles of an investor’s willingness to accept investment risk. If you decide to subscribe to the Portfolio Optimization service and select one of the Portfolio Optimization Models, your initial Purchase Payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the Investment Options according to the Model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly, unless you instruct us otherwise in writing. If you choose, you can rebalance your Contract Value quarterly, semi-annually, or annually, to maintain the current allocations of your Portfolio Optimization Model, since changes in the net asset values of the underlying Portfolios in each Model will alter your asset allocation over time. If you also allocate part of your Purchase Payment or Contract Value that is not currently included in your Model and you elect periodic rebalancing, such amounts will not be considered when rebalancing. If you subscribe to Portfolio Optimization and elect periodic rebalancing, only the Investment Options within your Model will be rebalanced.

If you subscribe to Portfolio Optimization, we will serve as your investment advisor for the service solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when Pacific Life believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated, as discussed below. If you subscribe to Portfolio Optimization, we will automatically reallocate your Contract Value or Purchase Payments, as applicable, in accordance with the Model you select as it is updated from time to time based on discretionary authority that you grant to us, unless you instruct us otherwise. For more information on our role as investment adviser for the Portfolio Optimization service, please see our brochure from our Form ADV, the SEC investment adviser registration form, which will be delivered to Contract Owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. In developing and periodically updating the Portfolio Optimization Models, we currently rely on the recommendations of an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

The Portfolio Optimization Models. We offer five asset allocation models, each comprised of a carefully selected combination of Investment Options (reflecting the underlying Portfolios of Pacific Select Fund). Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as “mean-variance optimization.” Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

Periodic Updates of the Portfolio Optimization Model and Notices of Updates. Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When your Portfolio Optimization Model is updated, we will automatically reallocate your Contract Value (and Subsequent Purchase Payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Investment Options in which you are invested, will automatically change and your Contract Value (and Subsequent Purchase Payments, if applicable) will be automatically reallocated among the Investment Options in your updated Model (independently of any automatic rebalancing you may have selected). We require that you grant us discretionary investment authority to periodically reallocate your Contract Value (and Subsequent Purchase Payments, if applicable) in accordance with the updated version of the Portfolio Optimization Model you have selected, if you wish to participate in Portfolio Optimization. If your Contract was purchased through Smith Barney, now known as Citigroup Global Markets Inc., or through Citicorp Investment Services (Citicorp), you must contact your registered representative if you want to move to a new Model after the annual analysis.

When we update the Portfolio Optimizations Models, we will send you written notice of the updated Models at least 30 days in advance of the date we intend the updated version of the Model to be effective. You should carefully review these notices. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Contract Value (or Subsequent Purchase Payments, if applicable) will be reallocated in accordance with the updated Model automatically. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require you to participate in an asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent Purchase Payments or Contract Value to an Investment Option that is not currently included in your Model (as more fully described in each rider).

Selecting a Portfolio Optimization Model. If you choose to subscribe to the Portfolio Optimization service, you need to determine which Portfolio Optimization Model is best for you. Pacific Life will not make this decision. You should consult with your registered representative on this decision. Your registered representative can help you determine which Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your registered representative to determine if you should change Models to keep up with changes in your personal circumstances. Your registered representative can assist you in completing the proper forms to subscribe to the Portfolio Optimization service or to change to a different Model. You may, in consultation with your registered representative, utilize analytical tools made available by Pacific Life, including an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. Your responses can be analyzed using the service available on the Pacific Life website. While the information from the Pacific Life website may assist you, it is your decision, in consultation with your registered representative, to select a Model or to change to a different Model, and Pacific Life bears no responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Quarterly Reports. If you select a Portfolio Optimization Model, you will be sent a quarterly performance report that provides information about the Investment Options within your selected Model, in addition to your usual quarterly statement. Information concerning the current Models is described below.

Risks. Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Contract Value could be better or worse by participating in a Portfolio Optimization Model than if you had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of your investment and the frequency of automatic rebalancing may affect performance. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

Pacific Life may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one Portfolio may provide a higher advisory fee to Pacific Life than another Portfolio, and provide Pacific Life with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, Pacific Life may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions. As adviser to Pacific Select Fund, we monitor performance of the Portfolios, and may, from time to time, recommend to the Fund’s Board of Trustees a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. We do not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). We believe our reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for us to be influenced by these competing interests, but there can be no assurance of this.

Pacific Life is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.

The Models. Below we present information on the Portfolio Optimization Models. You should review this information carefully before selecting or changing a Model.

Investor Profile

Model A		Model B		Model C		Model D		Model E

You are looking for a relatively stable investment and require investments that generate some level of income.		Your focus is on keeping pace with inflation. Income generating investment and capital appreciation are desired.		You want the opportunity for long- term moderate growth.		You want an investment that is geared for growth and are willing to accept above average risk.		You are an aggressive investor and can tolerate short-term market swings.
Shorter Investment Horizon < -------------------------------------------------------------------------------------------------- > Longer Investment Horizon Investor Objective

Primarily preservation of capital		Moderate Growth		Steady growth in asset values		Moderately high growth in asset values		High growth in asset values
Risk Characteristics

There may be some losses in the values of the investment as asset values fluctuate.		There may be some losses in the values of the investment from year to year.		There will probably be some losses in the values of the underlying investments from year to year. Fluctuations in value should be less than those of the overall stock markets.		There will probably be some losses in the values of the underlying investments from year to year. Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.		There will probably be some losses in the values of the underlying investments from year to year. Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.
Lower Risk < -------------------------------------------------------------------------------------------------- > Higher Risk Asset Class Exposure

Cash	20%	Cash	12%	Cash	5%	Cash	0%	Cash	0%

Bonds	57%	Bonds	45%	Bonds	35%	Bonds	21%	Bonds	4%

Domestic Stocks	18%	Domestic Stocks	32%	Domestic Stocks	44%	Domestic Stocks	58%	Domestic Stocks	68%

International Stocks	5%	International Stocks	11%	International Stocks	16%	International Stocks	21%	International Stocks	28%
Portfolio Optimization Model Allocations as of May 7, 2004

Money Market	15%	Money Market	3%	Short Duration Bond	10%	Short Duration Bond	5%	Managed Bond	2%

Short Duration Bond	24%	Short Duration Bond	19%	Inflation Managed	11%	Inflation Managed	7%	Large-Cap Value	14%

Inflation Managed	13%	Inflation Managed	12%	Managed Bond	13%	Managed Bond	7%	Blue Chip	17%

Managed Bond	18%	Managed Bond	16%	High Yield Bond	3%	Large-Cap Value	14%	Diversified Research	2%

High Yield Bond	6%	High Yield Bond	4%	Main Street Core	8%	Blue Chip	16%	Comstock	4%

Equity Income	2%	Equity Income	3%	Large-Cap Value	14%	Diversified Research	2%	Mid-Cap Value	5%

Main Street Core	3%	Main Street Core	5%	Blue Chip	8%	Comstock	4%	Capital Opportunities	5%

Large-Cap Value	9%	Large-Cap Value	10%	Comstock	3%	Mid-Cap Value	6%	Real Estate	5%

Blue Chip	3%	Blue Chip	6%	Mid-Cap Value	4%	Capital Opportunities	4%	Small-Cap Index	3%

Small-Cap Value	2%	Comstock	3%	Growth LT	4%	Real Estate	3%	Small-Cap Value	6%

Intl. Value	5%	Mid-Cap Value	3%	Small-Cap Index	3%	Small-Cap Index	3%	Growth LT	5%

		Small-Cap Value	2%	Small-Cap Value	2%	Small-Cap Value	3%	Aggressive Equity	3%

		Growth LT	2%	Intl. Value	7%	Growth LT	4%	Intl. Value	12%

		Intl. Value	8%	Intl. Large-Cap	8%	Intl. Value	9%	Intl. Large-Cap	13%

		Intl. Large-Cap	4%	Emerging Markets	2%	Intl. Large-Cap	10%	Emerging Markets	4%

						Emerging Markets	3%
Less Volatile < -------------------------------------------------------------------------------------------------- > More Volatile

AN OVERVIEW OF PACIFIC PORTFOLIOS is amended by adding the following:

Stepped-Up Death Benefit Rider (SDBR)

The SDBR offers you the ability to lock in market gains for your beneficiaries with a stepped-up death benefit, which is the highest Contract Value on any previous Contract Anniversary (prior to the Annuitant’s 81st birthday) adjusted for additional Purchase Payments and Withdrawals. You can only buy the SDBR when you buy your Contract. The SDBR is only available for Contracts issued after February 1, 2005, subject to state availability. Ask your registered representative about its current availability.

Guaranteed Income Advantage Plus (GIA Plus) Rider

The optional GIA Plus Rider offers a minimum fixed income payout, plus the ability to lock in market gains and withdraw money each year. Subject to state availability, the optional GIA Plus Rider offers a guaranteed income annuity option when an asset allocation program established and maintained by us for the GIA Plus Rider is used. If you use our DCA Plus Program in conjunction with such an asset allocation program, you also will be considered to have met this requirement. You may buy the GIA Plus Rider on the Contract Date or on any Contract Anniversary. The GIA Plus Rider may not be available. Ask your registered representative about its current availability.

If you buy the GIA Plus Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, we will make the Effective Date of the GIA Plus Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified adviser for complete information and advice before purchasing the GIA Plus Rider.

There may be adverse consequences to taking a loan while this Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

The GIA Plus Rider is called the Guaranteed Income Annuity (GIA) Rider in the Contract’s Rider.

Income Access Plus Rider

The optional Income Access Plus Rider lets you withdraw up to 5% of your investment per year, lock in market gains, and may provide a credit which increases your protected amount. Subject to state availability, the optional Income Access Plus Rider offers you during the accumulation period, the ability to withdraw up to 5% of a Protected Payment Base (usually Purchase Payments) and provides an Income Access Credit of 6% to your Protected Payment Base and Remaining Protected Balance for up to a five year period (provided you do not take any withdrawals during this period), when used with an asset allocation program established and maintained by us. If you use our DCA Plus program in conjunction with such an asset allocation program, you also will be considered to have met this requirement. You may buy this Rider on the Contract date or on any Contract Anniversary.

The Rider also provides for an additional option (the “Reset”) on any Contract Anniversary beginning with the third (3rd) anniversary of the Rider Effective Date or most recent Reset Date and may include an increase in the charges (up to a maximum of 1.20%) associated with the Rider. The Income Access Plus Rider may not be available. Ask your registered representative about its current availability. (Protected Payment Base, Remaining Protected Balance, Income Access Credit, Reset, and Reset Date are described in the OTHER OPTIONAL RIDERS – INCOME ACCESS PLUS RIDER section in this supplement).

If you buy the Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, we will make the Effective Date of the Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified advisor for complete information and advice before purchasing the Income Access Plus Rider or electing the Reset provision available under the Rider.

There may be adverse consequences to taking a loan while this Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

The Income Access Plus Rider is called the Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.

The Periodic Expenses section is replaced with the following:

Periodic Expenses

The following describes the fees and expenses that you will pay periodically during the time you own your Contract, not including Portfolio fees and expenses.

• Annual Fee[5]	$40.00

Separate Account A Annual Expenses (as a percentage of the average daily Account Value) (See TERMS USED IN THIS PROSPECTUS on page 78):

	Without	With Stepped-Up
	Rider	Death Benefit Rider

• Mortality and Expense Risk Charge[7]	1.25%	1.25%
• Administrative Fee[7]	0.15%	0.15%
• Death Benefit Rider Charge[7,17]	none	0.20%

• Total Separate Account A Annual Expenses	1.40%	1.60%

Loan Expenses (interest on Contract Debt) (See LOANS IN THIS PROSPECTUS on page 58)

• Loan Interest Rate[6]	2.00%

Optional Rider Annual Expenses (calculated as a percentage of Contract Value) (See TERMS USED IN THIS PROSPECTUS on page 78):

• Enhanced Death Benefit Charge if you buy the Enhanced Guaranteed Minimum Death Benefit Rider (EGMDBR)
If the age of the youngest annuitant on your Contract is 65 or younger	0.10%	[8]
If the age of the youngest annuitant on your Contract is 66 to 75	0.30%	[8]
• Earnings Enhancement Guarantee (EEG) Rider Charge	0.25%	[9]
• Guaranteed Protection Advantage 5 (GPA 5) Rider Charge	0.75%	[10]
• Guaranteed Protection Advantage (GPA) Rider Charge	0.10%	[11]
• Guaranteed Income Annuity (GIA Plus) Rider Charge	0.50%	[15]
• Guaranteed Income Advantage 5 (GIA 5) Rider Charge	0.75%	[12]
• Guaranteed Income Advantage (GIA) Rider Charge	0.30%	[13]
• Income Access Plus Rider Charge	1.20%	[16]
• Income Access Rider Charge	0.75%	[14]

The following Footnotes are added to the Periodic Expenses section:

[5]	We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000 after deducting any outstanding loan and interest (your Net Contract Value). See CHARGES, FEES AND DEDUCTIONS.

[6]	If you request a loan on your Contract, we will charge you a gross interest rate of 5.00% on your outstanding principal amount. We will credit you the amount of 3.00% on any Contract Value attributed to your Loan Account. The net amount of interest you will pay on your loan will be 2.00%. See LOANS.

[7]	This is an annual rate and assessed on a daily basis. The daily rate is calculated by dividing the annual rate by 365.

[8]	If you purchased the Enhanced Guaranteed Minimum Death Benefit Rider (EGMDBR), we deduct this charge on each Contract Anniversary Date that the Rider is in effect. The EGMDBR is not available on Contracts issued on or after May 1, 2003.

[9]	If you buy the EEG Rider (subject to availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the date you purchase the Rider, and when you make a full withdrawal, if the EEG Rider is in effect on that date. See CHARGES, FEES AND DEDUCTIONS.

[10]	If you buy the Guaranteed Protection Advantage 5 (GPA 5) Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary, Annuity Date, and when you make a full withdrawal, if the Rider is in effect on that date, or when you terminate the Rider. The 0.75% charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual charge for the Rider is 0.25% (if your Rider was issued before March 1, 2004, the current charge is 0.10%). Under the terms and conditions of the Rider the charge will remain the same while the Rider is in effect except that the charge may change if you elect the optional Step-Up provision provided under the Rider. The charge if you purchase the Rider will also be shown on the Rider in your Contract.

[11]	If you purchased the Guaranteed Protection Advantage (GPA) Rider (subject to availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or Annuitization, this charge will be deducted on the effective date of termination. The GPA Rider is only available if the Effective Date of the Rider is before April 1, 2003.

[12]	If you buy the Guaranteed Income Advantage 5 (GIA 5) (subject to state availability), we deduct this charge proportionately on each Contract Anniversary, Annuity Date, and when you make a full withdrawal, if the Rider is in effect on that date, or when you terminate your Rider. The 0.75% charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual charge for the Rider is 0.40%. The charge if you purchase the Rider will also be shown on the Rider in your Contract. Under the terms and conditions of the Rider the charge will remain the same while the Rider is in effect, unless you elect the Step-Up provision provided under the Rider.

[13]	If you purchased the Guaranteed Income Annuity (GIA) Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary, Annuity Date, and when you make a full withdrawal, if the Rider is in effect on that date, or when you terminate your Rider. The charge if you purchase the Rider will also be shown on the Rider in your Contract. The optional GIA Rider is only available if the Effective Date of the Rider is before March 1, 2004.

[14]	If you buy the Income Access Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the Term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of the termination. The 0.75% Charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual charge for the Rider is 0.40%. Under the terms and conditions of the Rider the charge will remain the same while the Rider is in effect except that the charge may change if you elect the optional Step-Up provision provided under the Rider. The charge if you purchase the Rider will also be shown on the Rider in your Contract. If the Effective Date of the Rider is before March 1, 2004, the Income Access Rider Annual Charge is currently equal to 0.30% of Contract Value.

[15]	If you buy the GIA Plus Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary and when you make a full withdrawal if the Rider is in effect on that date, or if the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

[16]	If you buy the Income Access Plus Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. The 1.20% Charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual Charge for the Rider is 0.40%. Under the terms and conditions of the Rider, the annual Charge will remain the same while the Rider is in effect, unless you elect the optional Reset provision provided under the Rider. The Charge if you purchase the Rider will also be shown on the Rider in your Contract. We will waive the annual Charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

[17]	If you buy the Stepped-Up Death Benefit Rider we add this charge to the Mortality and Expense Risk Charge until your Annuity Date. The Stepped-Up Death Benefit Rider is only available on Contracts issued on or after February 1, 2005, subject to state availability.

The Minimum and Maximum expense percentages in the Pacific Select Fund Annual Operating Expenses table are replaced with the following:

Total Annual Pacific Select Fund Operating Expenses[1]	Minimum	Maximum
Expenses that are deducted from the Fund’s assets, including advisory fees, 12b-1 distribution expenses and other expenses	0.30%	1.29%

The footnote to the Total Annual Pacific Select Fund Operating Expenses section is amended by adding the following:

The expense information has been restated to reflect fees that will be effective on February 1, 2005.

The Examples section is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the combination of optional Riders whose cumulative expenses totaled more than any other combination of optional Riders), Separate Account annual expenses, and maximum and minimum Portfolio fees and expenses for the year ended December 31, 2003, and to reflect fees that will be effective on February 1, 2005. Premium taxes and/or other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,239	$2,349	$3,252	$5,806
Minimum*	$812	$1,102	$1,235	$2,086

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,239	$1,809	$2,982	$5,806
Minimum*	$812	$562	$965	$2,086

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$609	$1,809	$2,982	$5,806
Minimum*	$182	$562	$965	$2,086

* In calculating the examples above, we used the maximum and minimum total operating expenses of all of the Portfolios as shown in the Fees And Expenses Paid By The Fund section of the Fund’s Prospectus adjusted to reflect fees that will be effective on February 1, 2005. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see the Fund’s Prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

YOUR INVESTMENT OPTIONS is amended as follows:

Effective January 1, 2005, the disclosure regarding the Growth LT portfolio is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Growth LT	Long-term growth of capital.	Equity securities of companies of any size.	Janus Capital Management LLC

Effective February 1, 2005, the I-Net TollkeeperSM will change its name to the Concentrated Growth Portfolio and the disclosure regarding I-Net TollkeeperSM is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Concentrated Growth (formerly called I-Net TollkeeperSM )	Long-term growth of capital.	Equity securities selected for their growth potential.	Goldman Sachs Asset Management

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS is amended by adding the following:

Purchasing the Stepped-Up Death Benefit Rider (Optional)

The Stepped-Up Death Benefit Rider (SDBR) is only available on Contracts issued on or after February 1, 2005, subject to state availability. You may purchase the SDBR at the time your application is completed. The

SDBR may only be purchased if the age of each Annuitant is 75 or younger on the Contract Date. You may not purchase the SDBR after the Contract Date.

The SDBR will remain in effect until the earlier of:

•	the date death benefit proceeds become payable under the Contract,
•	the date the Contract is terminated in accordance with the provisions of the Contract, or
•	the Annuity Date.

The SBDR may not otherwise be cancelled.

Purchasing the Guaranteed Income Advantage Plus (GIA Plus) Rider (Optional)

You may purchase the GIA Plus Rider (subject to state availability) on the Contract Date or on any Contract Anniversary.

You may purchase the GIA Plus Rider only if:

•	the age of each Annuitant is eighty (80) years or younger on the date the Rider is purchased, and
•	the entire Contract Value is invested according to an asset allocation program established and maintained by us for this Rider. If you use our DCA Plus program in conjunction with such an asset allocation program, you will be considered to have met this requirement.

Except as otherwise provided below, the GIA Plus Rider will remain in effect until the earlier of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for the Rider,
•	the day we receive notification from you to terminate the Rider,
•	the day of the first death of an Owner or the date of death of the sole surviving Annuitant,
•	the date the Contract is terminated in accordance with the terms of the Contract, or
•	the Annuity Date.

Upon your request, the GIA Plus Rider may be terminated at any time. If your request to terminate the GIA Plus Rider is received at our Service Center within thirty (30) days after a Contract Anniversary, the GIA Plus Rider will terminate on that Contract Anniversary. If your request to terminate the GIA Plus Rider is received at our Service Center more than thirty (30) days after a Contract Anniversary, the GIA Plus Rider will terminate the day we receive the request.

If the GIA Plus Rider is terminated, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of the termination before the GIA Plus Rider may be purchased again (if available). In addition, you cannot switch from the GIA, or GIA 5 Riders to the GIA Plus Rider on the same Contract Anniversary. You must wait one (1) year from the Effective Date of termination of the GIA or GIA 5 Riders before the GIA Plus Rider may be purchased.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

Purchasing the Income Access Plus Rider (Optional)

Subject to state availability, you may purchase the optional Income Access Plus Rider on the Contract Date or on any Contract Anniversary if:

•	the age of each Annuitant is eighty five (85) years or younger on the date of purchase, and
•	your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect. If you use our DCA Plus program in conjunction with such an asset allocation program, you will be considered to have met this requirement.

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,
•	the day the Remaining Protected Balance is reduced to zero,
•	the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,
•	the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below, or
•	the Annuity Date.

The Contract and the Rider will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provisions of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract and the Rider will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

If this Rider is terminated as a result of having any portion of the Contract Value no longer invested according to an asset allocation program established and maintained by us, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available). In addition, you cannot switch from the Income Access Rider to the Income Access Plus Rider on the same Contract Anniversary. You must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination of the Income Access Rider before the Income Access Plus Rider may be purchased.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

CHARGES, FEES AND DEDUCTIONS is amended as follows:

The Mortality and Expense Risk Charge section is amended by adding the following:

Increase in Risk Charge If An Optional Death Benefit Rider Is Purchased

We increase your Risk Charge by an annual rate equal to 0.20% of each Subaccount’s assets if you purchase the Stepped-Up Death Benefit Rider (SDBR). The total Risk Charge annual rate will be 1.45% if the SDBR is purchased. Any increase in your Risk Charge will not continue on and after the Annuity Date.

The section is amended by adding the following:

Guaranteed Income Advantage Plus (GIA Plus) Annual Charge (Optional Rider)

If you purchase the GIA Plus Rider (subject to state availability), we will deduct a GIA Annual Charge (“Charge”) for expenses related to the GIA Plus Rider. The annual Charge is equal to 0.50% multiplied by the greater of the Guaranteed Income Base or the Contract Value on the Contract Anniversary (Guaranteed Income Base is described in the OTHER OPTIONAL RIDERS – INCOME ACCESS PLUS RIDER section in this supplement). The Charge for a Contract Year will be deducted on the Contract Anniversary following that Contract Year.

We will deduct the Charge from your Investment Options on a proportionate basis:

•	on each Contract Anniversary the GIA Plus Rider remains in effect, and
•	if the GIA Plus Rider is terminated.

If the GIA Plus Rider is terminated on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value. The full annual charge will be based on the greater of the Guaranteed Income Base or the Contract Value on that Contract Anniversary. If the GIA Plus Rider is terminated on a day other than a Contract Anniversary, we will prorate the annual Charge to the date of termination. The prorated Charge amount will be based on the greater of the Guaranteed Income Base or the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the GIA Plus Rider terminates. We will waive the annual charge if the GIA Plus Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

Any portion of the Charge we deduct from any fixed option will not be greater than the annual interest credited in excess of 3%.

Income Access Plus Annual Charge (Optional Rider)

If you purchase the Income Access Plus Rider (subject to state availability), we will deduct, annually, an Income Access Plus Charge (“Charge”) from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The annual Charge is equal to 0.40% multiplied by your Contract Value on the Contract Anniversary. The annual Charge for a Contract Year will be deducted on the Contract Anniversary following that Contract Year.

If the Rider terminates on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates on a day other than a Contract Anniversary the Charge will be prorated to he date of termination. The prorated annual Charge will be deducted based on the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the Rider terminates. We will waive the annual Charge if the Rider terminates due to death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

The annual Charge percentage may change if you elect the optional Reset provision in the Rider, but will never be more than the annual Charge percentage being charged for new issues of this same Rider and will not be more than a maximum annual Charge percentage of 1.20%. If you do not elect the optional Reset, your annual Charge percentage will remain the same as it was on the Effective Date of the Rider.

Any portion of the annual Charge we deduct from a fixed option will not be greater than the annual interest credited in excess of 3%.

The following sections

Earnings Enhancement Guarantee (EEG) Annual Charge (Optional Rider)
Guaranteed Protection Advantage 5 (GPA 5) Annual Charge (Optional Rider)
Guaranteed Protection Advantage (GPA) Annual Charge (Optional Rider)
Guaranteed Income Advantage 5 (GIA 5) Annual Charge (Optional Rider)
Guaranteed Income Advantage (GIA) Annual Charge (Optional Rider), and
Income Access Annual Charge (Optional Rider)

are amended by adding:

If the effective date of termination of the Rider or Contract is on a day other than the Contract Anniversary, any Charge imposed for the Rider will be prorated to the effective date of termination.

RETIREMENT BENEFITS AND OTHER PAYOUTS is amended as follows:

Choosing Your Annuity Date is amended by adding the following:

In accordance with recent changes in laws and regulations, required minimum distributions may be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution under the Contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

The Amount of the Death Benefit: Death of Annuitant subsection is amended by adding the following:

For Contracts issued on or after February 1, 2005, subject to state availability, if the sole surviving Annuitant, or the first Owner who is also an Annuitant dies before the Annuity Date, the death benefit proceeds will be the Death Benefit Amount as of the Notice Date, described in the Death Benefit Amount subsection below.

The first paragraph in the Amount of the Death Benefit: Death of Annuitant subsection is replaced with the following:

For Contracts issued before February 1, 2005, if the sole surviving Annuitant, or the first Owner who is also an Annuitant dies prior to the Annuity Date, the death benefit proceeds will be the greater of:

•	the Death Benefit Amount as of the Notice Date, described in the Death Benefit Amount subsection below, or, if applicable,
•	the “Guaranteed Minimum Death Benefit Amount” as of the Notice Date, described in the Death Benefit Amount subsection below.

The Amount of the Death Benefit: Death of a Contract Owner is amended by adding the following:

For Contracts issued on or after February 1, 2005, subject to state availability, if a Contract Owner who is an Annuitant dies before the Annuity Date, the death benefit proceeds will be the Death Benefit Amount as of the Notice Date.

The third paragraph of the Death Benefit: Death of a Contract Owner subsection is replaced with the following:

For Contract issued before February 1, 2005, if a Contract Owner who is an Annuitant dies before the Annuity Date, the amount of the death benefit will be equal to the greater of:

•	your Death Benefit Amount as of the Notice Date, or
•	the “Guaranteed Minimum Death Benefit Amount” as of the Notice Date, and will be paid in accordance with the Death Benefit Proceeds section above.

The Death Benefit Amounts subsection is replaced with the following:

For Contracts issued on or after February 1, 2005, subject to state availability, the Death Benefit Amount as of any Business Day before your Annuity Date is equal to the following:

The Death Benefit Amount as of any day (prior to the Annuity Date) is equal to the greater of:

•	your Contract Value as of that day, or
•	your aggregate Purchase Payments, reduced by any applicable charges, and/or MVAs and further reduced by an amount for each withdrawal that is calculated by multiplying the aggregate Purchase Payments received before each withdrawal by the ratio of the amount of each withdrawal, including applicable withdrawal charges, to the Contract Value, immediately prior to each withdrawal.

For Contract issued before February 1, 2005, subject to state availability, the Death Benefit Amount as of any Business Day before your Annuity Date is equal to the following:

The Death Benefit Amount as of any day (prior to the Annuity Date) is equal to the greater of:

•	your Contract Value as of that day, or
•	your aggregate Purchase Payments, reduced by any applicable charges, and/or MVAs and further reduced by an amount for each withdrawal that is calculated by multiplying the aggregate Purchase Payments received before each withdrawal by the ratio of the amount of each withdrawal, including applicable withdrawal charges, to the Contract Value immediately prior to each withdrawal.

We calculate the Death Benefit Amount as of the Notice Date.

The actual Guaranteed Minimum Death Benefit Amount is calculated only when death benefit proceeds become payable as a result of the death of the sole Annuitant, or the first death of an Owner who is also an Annuitant, prior to the Annuity Date, and is determined as follows:

First, we calculate what the Death Benefit Amount would have been as of your sixth Contract Anniversary and each Subsequent Contract Anniversary that occurs while the Annuitant is living and before the Annuitant reaches his or her 76th birthday (each of these Contract Anniversaries is a “Milestone Date”). Subject to approval of insurance authorities in your state of issue, if your Contract is issued before the Annuitant’s 75th birthday, we will calculate what the Death Benefit Amount would have been as of the Contract Anniversary immediately following the Annuitant’s 75th birthday while the Annuitant is living (also a Milestone Date) even if such Milestone Date occurs before your sixth Contract Anniversary. This added feature will benefit Contracts where the Annuitant is from age 69 through 74 at the time the Contract is issued.

We then adjust the Death Benefit Amount for each Milestone Date by:

•	adding the aggregate amount of any Purchase Payments received by us since the Milestone Date, and

•	subtracting an amount for each withdrawal that has occurred since that Milestone Date, which is calculated by multiplying the Death Benefit Amount before each withdrawal by the ratio of the amount of each withdrawal that has occurred since that Milestone Date, including any withdrawal charge, to the Contract Value immediately prior to the withdrawal.

The highest of these adjusted Death Benefit Amounts for each Milestone Date, as of the Notice Date, is your Guaranteed Minimum Death Benefit Amount. Calculations of any actual Guaranteed Minimum Death Benefit are only made once death benefit proceeds become payable under your Contract.

The Death Benefit section is amended by adding the following:

Optional Stepped-Up Death Benefit Rider (SDBR)

The Stepped-Up Death Benefit Rider (SDBR) is only available on Contracts issued on or after February 1, 2005, subject to state availability. If you purchase the SDBR at the time your application is completed, upon the death of the sole surviving Annuitant, or the first Owner who is also an Annuitant, prior to the Annuity Date, the death benefit proceeds will be equal to the greater of (a) or (b) below:

      (a)       the Death Benefit Amount as of the Notice Date.

           The Death Benefit Amount as of any day before the Annuity Date is equal to the greater of:

•	your Contract Value as of that day, or
•	your aggregate Purchase Payments reduced by an amount for each withdrawal, which is calculated by multiplying the aggregate Purchase Payments received before each withdrawal by the ratio of the amount of the withdrawal, including any withdrawal charge, to the Contract Value immediately prior to each withdrawal.

      (b)       the Guaranteed Minimum Death Benefit Amount as of the Notice Date.

The actual Guaranteed Minimum Death Benefit Amount is calculated only when death benefit proceeds become payable as a result of the death of the Annuitant prior to the Annuity Date and is determined as follows:

First we calculate what the Death Benefit Amount would have been as of your first Contract Anniversary and each subsequent Contract Anniversary that occurs while the Annuitant is living and before the Annuitant reaches his or her 81st birthday (each of these Contract Anniversaries is a “Milestone Date”).

We then adjust the Death Benefit Amount for each milestone date by:

•	adding the aggregate amount of any Purchase Payments received by us since the Milestone Date, and
•	subtracting an amount for each withdrawal that has occurred since that Milestone Date, which is calculated by multiplying the Death Benefit Amount immediately prior to the withdrawal, (adjusted for Purchase Payments received and withdrawals made since that Milestone Date) by the ratio of the amount of the withdrawal, including any withdrawal charge and Market Value Adjustments, to the Contract Value immediately prior to the withdrawal.

The highest of these adjusted Death Benefit Amounts for each Milestone Date, as of the Notice Date, is your Guaranteed Minimum Death Benefit Amount if you purchase the SDBR. Calculation of any actual Guaranteed Minimum Death Benefit Amount is only made once death benefit proceeds become payable under your Contract.

WITHDRAWALS – Optional Withdrawals is amended by replacing the first paragraph of the Amount Available for Withdrawal subsection with the following:

The amount available for withdrawal is your Net Contract Value (Contract Value less Contract Debt) at the end of the Business Day on which your withdrawal request is effective, less any applicable optional Rider Charges, withdrawal charge, withdrawal transaction fee, and any charge for premium taxes and/or other taxes, and after application of the MVA, if appropriate. The amount we send to you (your “withdrawal proceeds”) will also reflect any required or requested federal and state income tax withholding. See the FEDERAL TAX STATUS and THE GENERAL ACCOUNT – Withdrawals and Transfers sections of this Prospectus.

OTHER OPTIONAL RIDERS is amended by adding the following:

GUARANTEED INCOME ADVANTAGE PLUS (GIA PLUS) RIDER

If you purchase the optional GIA Plus Rider (subject to state availability), you may, prior to the Annuity Date, choose any of the Annuity Options described in your Contract, or you may choose the GIA Plus Annuity Option provided this Rider has been in effect for at least ten (10) years from its Effective Date. If you choose the GIA Plus Annuity Option, you must choose fixed annuity payments and the entire amount available for annuitization at the time you convert to the GIA Plus Annuity Option must be annuitized. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an effective annual interest rate of 2.0% and the 1996 US Annuity 2000 Mortality Table with the age set back eight (8) years.

Annuity Payments – The annuity payments that may be elected under the GIA Plus Annuity Option are:

•	Life Only,
•	Life with 10 years or more Period Certain,
•	Joint and Survivor Life, or
•	20 years or more Period Certain.

The Rider contains annuity tables for each GIA Plus Annuity Option available.

On the Annuity Date, the Net Amount applied to the annuity payments under the GIA Plus Annuity Option will be equal to the greater of the Guaranteed Income Base on that day or the GIA Plus Step-Up Value on that day, less the following:

•	applicable withdrawal charges resulting from the conversion to the GIA Plus Annuity Option,
•	applicable annual charges for expenses related to other optional benefit riders attached to the Contract that are in effect as of the Annuity Date, and
•	charges for premium taxes and/or other taxes.

If you elect the GIA Plus Annuity Option, the waiver of withdrawal charges as described in the Contract will not apply. (See OTHER OPTIONAL RIDERS – Withdrawal Charges in this supplement).

Initial Values – The Guaranteed Income Base, GIA Plus Withdrawal Base, GIA Plus Withdrawal Amount and GIA Plus Step-Up Value are values used in determining the Net Amount applied on the Annuity Date to provide payments under the GIA Plus Annuity Option.

The initial values are determined on the Rider Effective Date as follows:

•	if this Rider is effective on the Contract Date, the Guaranteed Income Base and GIA Plus Withdrawal Base are equal to the initial Purchase Payment.
•	if this Rider is effective on a Contract Anniversary, the Guaranteed Income Base and GIA Plus Withdrawal Base are equal to the Contract Value on that day.

•	the GIA Plus Withdrawal Amount for the Contract Year beginning on the Rider Effective Date is equal to 5% of the GIA Plus Withdrawal Base.
•	the GIA Plus Step-Up Value is equal to the Contract Value on the Rider Effective Date.

The GIA Plus Withdrawal Base and GIA Plus Withdrawal Amount after the Rider Effective Date are recalculated only on each subsequent Contract Anniversary.

Subsequent Values – The Guaranteed Income Base, GIA Plus Withdrawal Base, GIA Plus Withdrawal Amount and GIA Plus Step-Up Value after the Rider Effective Date are determined as follows:

Guaranteed Income Base – On any day after the Rider Effective Date, the Guaranteed Income Base is equal to:

•	the Guaranteed Income Base on the prior day, multiplied by a daily factor of 1.000133680 which is equivalent to increasing the Guaranteed Income Base at an annual growth rate of 5%, plus
•	Purchase Payments received by us on that day, less
•	adjustments for withdrawals made on that day.

The adjustment for each withdrawal is calculated by multiplying the Guaranteed Income Base immediately prior to the withdrawal by the percentage decrease in Contract Value as a result of the withdrawal.

However, on each Contract Anniversary after the Rider Effective Date, if there is at least one withdrawal during the prior Contract Year and the cumulative withdrawals for that Contract Year do not exceed the sum of:

•	the GIA Plus Withdrawal Amount for that Contract Year, and
•	any remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount,

the Guaranteed Income Base as of that Contract Anniversary will be reset to equal:

•	the Guaranteed Income Base on the Rider Effective Date or prior Contract Anniversary, whichever is later, increased at an annual growth rate of 5%, plus
•	the amount of any subsequent Purchase Payments received by us during the prior Contract Year, each increased at an annual growth rate of 5% from the effective date of that Purchase Payment, less
•	the amount of cumulative withdrawals during the prior Contract Year.

The 5% annual growth rate will stop accruing as of the earlier of:

•	Contract Anniversary prior to the youngest Annuitant’s 81st birthday, or
•	the day this Rider terminates.

GIA Plus Withdrawal Base – On each Contract Anniversary after the Rider Effective Date, the GIA Plus Withdrawal Base is equal to:

•	the GIA Plus Withdrawal Base determined on the Rider Effective Date, plus
•	the amount of any subsequent Purchase Payments received by us after the Rider Effective Date, up through the day immediately prior to that Contract Anniversary.

GIA Plus Withdrawal Amount – On each Contract Anniversary after the Rider Effective Date, the GIA Plus Withdrawal Amount for the Contract Year beginning on that Contract Anniversary is equal to 5% of the GIA Plus Withdrawal Base as of that Contract Anniversary.

GIA Plus Step-Up Value – On any day after the Rider Effective Date, the GIA Plus Step-Up Value is equal to:

•	the GIA Plus Step-Up Value as of the prior day, plus
•	Purchase Payments received by us on that day, less
•	adjustment for withdrawals made on that day.

The adjustment for each withdrawal is calculated by multiplying the GIA Plus Step-Up Value immediately prior to the withdrawal by the percentage decrease in Contract Value as a result of that withdrawal.

On any Contract Anniversary after the Rider Effective Date and prior to the youngest Annuitant’s 81st birthday, the GIA Plus Step-Up Value is set equal to the greater of:

•	the Contract Value as of that Contract Anniversary, or
•	the GIA Plus Step-Up Value immediately prior to that Contract Anniversary.

The GIA Plus Step-Up Value will then be adjusted for any Purchase Payments or withdrawals on that Contract Anniversary in accordance with the first paragraph of this subsection.

The GIA Plus Step-Up Value on each Contract Anniversary on and after the youngest Annuitant’s 81st birthday is equal to the GIA Plus Step-Up Value immediately prior to the Contract Anniversary preceding that 81st birthday, adjusted for any Purchase Payments and withdrawals since that anniversary..

Partial Conversion of Net Contract Value for Annuity Payments – If a portion of the Net Contract Value (Contract Value less Contract Debt) is converted to provide payments under an Annuity Option described in the Contract at any time before you annuitize under the GIA Plus Annuity Option, the amount converted will be considered a “Withdrawal” for purposes of determining withdrawal adjustments to the Guaranteed Income Base and GIA Plus Step-Up Value. A withdrawal charge may also apply.

Limitation on Subsequent Purchase Payments – For purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the first (1st) Contract Anniversary to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Sample Calculations – Hypothetical sample calculations are in the attached APPENDIX C: GUARANTEED INCOME ADVANTAGE PLUS RIDER SAMPLE CALCULATIONS to the Prospectus. The examples provided are based on certain hypothetical assumptions and are for example purposes only. They are not intended to serve as projections of future investment returns.

INCOME ACCESS PLUS RIDER

If you purchase the Income Access Plus Rider (subject to state availability), on any day this Rider allows for withdrawals up to the Protected Payment Amount, regardless of market performance, until the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Income Access Credit”) to be added to the Protected Payment Base and Remaining Protected Balance.

In addition, on any Contract Anniversary beginning with the third (3rd) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value on that Contract Anniversary.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges and charges for premium taxes and/or other taxes, if applicable. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract.

Protected Payment Amount – The maximum amount that can be withdrawn each Contract Year under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or
•	the Remaining Protected Balance as of that day.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider.

Income Access Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date – Any Contract Anniversary beginning with the third (3rd) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, on which you elect to Reset the remaining Protected Balance to an amount equal to 100% of the Contract Value, determined as of that Contract Anniversary.

Initial Values – The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	Initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or
•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Subsequent Purchase Payments – If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Income Access Credit – On each Contract Anniversary after the Rider Effective Date, an Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and
•	that Contract Anniversary is prior to the sixth (6th) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Income Access Credit is equal to 6% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and
•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Income Access Credit is added.

Once a withdrawal has occurred, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless you elect to reset the Remaining Protected Balance.

Income Access Credits will not increase your cost basis and when distributed, may be recognizable as taxable ordinary income.

Withdrawal of Protected Payment Amount – While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Remaining Protected Balance equals zero.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will adjust the Protected Payment Base and Remaining Protected Balance immediately following the withdrawal, to the lesser of:

•	the Contract Value immediately after the withdrawal, or
•	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount.

A withdrawal may not exceed the amount available for withdrawal under the Contract if such withdrawal would exceed the Protected Payment Amount.

If a withdrawal does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	5% of the Protected Payment Base will be paid each year until the Remaining Protected Balance is reduced to zero. The payments will be made under a series of pre-authorized withdrawals under a payment frequency, as elected by you, but no less frequently than annually,
•	no additional Purchase Payments will be accepted under the Contract,
•	any Remaining Protected Balance will not be available for payment in a lump sum and may not be applied to provide payments under an Annuity Option, and
•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, any Remaining Protected Balance will be paid to the Beneficiary under the series of pre-authorized withdrawals and payment frequency then in effect at the time of the Owner’s or sole surviving Annuitant’s death.

Election to Reset Remaining Protected Balance – You may, on any Contract Anniversary beginning with the third (3rd) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later, elect to reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value as of that Contract Anniversary.

The annual Charge percentage may change if you elect to reset the Remaining Protected Balance. However, the annual Charge percentage will never exceed the annual Charge percentage then in effect for new issues of this same Rider. If we are no longer issuing this Rider, any change in the annual Charge percentage will not result in an annual Charge percentage that exceeds the maximum annual Charge percentage (See CHARGES, FEES and DEDUCTIONS – Income Access Plus Rider).

On each Reset Date and after any Income Access Credit is applied, we will set the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value as of the Reset Date.

The election to reset the Remaining Protected Balance must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the reset is effective. Your election to reset the Remaining Protected Balance may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and Income Access Credit. We will provide you with written confirmation of your election.

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Income Access Credits, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date.

Sample Calculations – Hypothetical sample calculations are in the attached APPENDIX D: INCOME ACCESS PLUS RIDER SAMPLE CALCULATIONS to the Prospectus. The examples provided are based on certain hypothetical assumptions and are for example purposes only. The examples are not intended to serve as projections of future investment returns.

This section is amended by adding the following:

Withdrawal Charges

No sales charge is imposed on any Purchase Payment. Your Purchase Payments may, however, be subject to a withdrawal charge. This charge may apply to amounts you withdraw under your Contract, depending on the length of time each Purchase Payment has been invested and on the amount you withdraw. No withdrawal charge is imposed on:

•	amounts annuitized after the first Contract Year,

•	death benefit proceeds, except as provided under the Amount of the Death Benefit: Death of a Contract Owner section for certain non-natural owners,

•	withdrawals by Contract Owners to meet the minimum distribution rules for Qualified Contracts as they apply to amounts held under the Contract, or,

•	withdrawals after the first Contract Anniversary, if the Owner or Annuitant has been diagnosed with a medically determinable condition that results in a life expectancy of twelve (12) months or less and we are provided with medical evidence satisfactory to us.

Free Withdrawals

Subject to the amount available for withdrawal provisions as described in the withdrawal section, we will not impose a withdrawal charge on withdrawals of your Earnings, or on withdrawals of amounts held under your Contract for at least six Contract Years. In addition, during each Contract Year we will not impose a withdrawal charge on your withdrawal of up to 10% of your remaining Purchase Payments at the beginning of the Contract Year that would otherwise be subject to the withdrawal charge plus up to 10% of any additional Purchase Payments received during the Contract Year. Our calculations of the withdrawal charge deduct this “free 10%” from your “oldest” Purchase Payment that is still otherwise subject to the charge. For purposes of determining the free withdrawal amounts, withdrawal of mandatory required minimums from certain Qualified Plans are included within the calculations.

Example: You make an initial Purchase Payment of $10,000 in Contract Year 1, and make additional Purchase Payments of $1,000 and $6,000 in Contract Year 2. With Earnings, your Contract Value in Contract Year 3 is $19,000. In Contract Year 3, you may withdraw $3,700 free of the withdrawal charges (your total Purchase Payments were $17,000, so 10% of that total equals $1,700, plus you had $2,000 of Earnings). After this withdrawal, your Contract Value is $15,300 (all attributable to Purchase Payments).

In Contract Year 4, your Contract Value falls to $12,500; you may withdraw $1,530 (10% of $15,300) free of any withdrawal charges.

How the Charge is Determined

The amount of the charge depends on how long each Purchase Payment was held under your Contract. Each Purchase Payment you make is considered to have a certain “age,” depending on the length of time since that payment was effective. A Purchase Payment is “one year old” or has an “age of one” from the day it is effective until the beginning of the day preceding your next Contract Anniversary. Beginning on the day preceding that Contract Anniversary, your Purchase Payment will have an “age of two”, and increases in age on the day preceding each Contract Anniversary. When you withdraw an amount subject to the withdrawal charge, the “age” of the Purchase Payment you withdraw determines the level of withdrawal charge as follows:

Withdrawal
Charge as a
percentage of the
“Age” of Payment	Purchase Payment
in Years	withdrawn

1	7%
2	7%
3	6%
4	5%
5	3%
6	1%
7 or more	0%

We calculate your withdrawal charge by assuming that your Earnings are withdrawn first, followed by amounts attributed to Purchase Payments with the “oldest” Purchases Payment withdrawn first. The withdrawal charge will be deducted proportionally among all investment Options from which the withdrawal occurs. If you do not specify Investment Options, your withdrawal will be made from all your Investment Options proportionately. Unless you specify otherwise, a partial withdrawal amount requested will be processed as a “gross” amount, which means that applicable charges and taxes will be deducted from the requested amount. If a partial withdrawal amount is requested to be a “net” amount, applicable charges and taxes will be added to the requested amount and the withdrawal charges and taxes will be calculated on the grossed up amount. We calculate withdrawal charges before any market value adjustment is made or any deduction for other charges due or taxes made.

The withdrawal charge is designed to reimburse us for sales commissions and other expenses associated with the promotion and solicitation of offers for the Contracts, although we expect that our actual expenses will be greater than the amount of the withdrawal charge.

FEDERAL TAX STATUS – Loans is amended as follows:

The third paragraph in the Loan Terms subsection is replaced with the following:

If you purchase the GPA, GPA5, GIA5, GIA Plus, Income Access, or the Income Access Plus Riders, there may be adverse consequences to taking a loan while these Riders are in effect. If you have an existing loan on your Contract, you should carefully consider whether these Riders are appropriate for you.

APPENDIX C: GUARANTEED INCOME ADVANTAGE PLUS RIDER SAMPLE CALCULATIONS is added:

GUARANTEED INCOME ADVANTAGE PLUS RIDER

SAMPLE CALCULATIONS

The numeric examples shown in this section are based on certain assumptions. They have been provided to assist in understanding the benefits provided by the Guaranteed Income Advantage Plus (“GIA Plus”) Rider, and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. These examples are not intended to serve as projections of future investment returns.

Example #1 – The initial values on the Rider Effective Date based on an Initial Purchase Payment of $100,000. The Initial Purchase Payment is assumed to be the Contract Value if the Rider Effective Date is on a Contract Anniversary.

			Contract				GIA Plus	Remaining
	Purchase		Value	Guaranteed	GIA Plus	GIA Plus	Withdrawal	Dollar Amount
Contract	Payments	Withdrawal	after	Income Base	Step-Up	Withdrawal	Amt. (GWA)	of Prior Year’s
Years	Received	Amount	Activity	(GIB)	Value	Base (GWB)	(5% of GWB)	GWA

Beginning of Year 1	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	N/A

Example #2 – Subsequent Purchase Payment received during the first Contract Year and its effect on the values and balances under this Rider. This example assumes that no withdrawals have been made.

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during a Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

The Guaranteed Income Base prior to receipt of the Purchase Payment is assumed to have accumulated to $101,227. This amount is derived by multiplying each day’s Guaranteed Income Base by the daily factor of 1.000133680. As a result of the subsequent Purchase Payment, the Guaranteed Income Base is increased to $201,227 ($101,227 + $100,000). The Guaranteed Income Base will assume to accumulate to $208,727 at the next Contract Anniversary, by multiplying each day’s Guaranteed Income Base immediately after receipt of the subsequent Purchase Payment by the daily factor of 1.000133680.

The GIA Plus Step-Up Value prior to receipt of the Purchase Payment is $100,000. As a result of the subsequent Purchase Payment, the GIA Plus Step-Up Value is increased to $200,000 ($100,000 + $100,000). On the Contract Anniversary at the beginning of Contract Year 2, the Contract Value ($205,242) is greater than the GIA Plus Step-Up Value immediately prior to that Contract Anniversary ($200,000). As a result, the GIA Plus Step-Up Value as of that Contract Anniversary is equal to the Contract Value on that Contract Anniversary ($205,242).

The GIA Plus Withdrawal Base on the Contract Anniversary at the beginning of Contract Year 2 is equal to the GIA Plus Withdrawal Base on the Rider Effective Date ($100,000) plus cumulative Purchase Payments received after the Rider Effective

Date ($100,000). As a result of the subsequent Purchase Payment, the GIA Plus Withdrawal Base on the Contract Anniversary at the beginning of Contract Year 2 is equal to $200,000 ($100,000 + $100,000).

The GIA Plus Withdrawal Amount for Contract Year 2 is determined on the Contract Anniversary at the beginning of Contract Year 2, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result of the subsequent Purchase Payment, the GIA Plus Withdrawal Amount for Contract Year 2 is equal to $10,000.

Since no withdrawals were made during Contract Year 1, the GIA Plus Withdrawal Amount for Contract Year 1 ($5,000) becomes the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 2.

Example #3 – Cumulative withdrawals during Contract Year 2 exceeding the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 2; and (b) the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 2. The withdrawal is assumed to result in a 10% reduction in the Contract Value.

Since the $20,830 withdrawal exceeded the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 2; and (b) the remaining dollar amount of the prior Contract’s Year’s GIA Plus Withdrawal Amount for Contract Year 2, the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3 is zero. Withdrawals are first applied to the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount, if any, until exhausted, then to the GIA Plus Withdrawal Amount for the current Contract Year, until exhausted.

The GIA Plus Withdrawal Amount for Contract Year 3 is determined on the Contract Anniversary at the beginning of Contract Year 3, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result, the GIA Plus Withdrawal Amount for Contract Year 3 is equal to $10,000. The GIA Plus Withdrawal Amount for any Contract Year will not be less than zero.

Immediately after the withdrawal, the Guaranteed Income Base and the GIA Plus Step-Up Value are reduced by the percentage decrease (10%) in Contract Value as a result of the withdrawal.

Since no subsequent Purchase Payments were received during Contract Year 2, the GIA Plus Withdrawal Base at the beginning of Contract Year 3 remains unchanged.

Example #4 – Cumulative withdrawals during Contract Year 3 not exceeding the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar value of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3.

Because cumulative withdrawals for Contract Year 3 did not exceed the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3, the Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 4 is calculated as follows:

Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 3:	$197,247
Increased at an annual rate of 5% to the Contract Anniversary at the beginning of Contract Year 4:	+ $9,862
Reduced by the amount equal to the amount withdrawn in Contract Year 3:	– $8,000

Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 4:	$199,109

Since no subsequent Purchase Payments were received during Contract Year 3, the GIA Plus Withdrawal Base at the beginning of Contract Year 4 remains unchanged.

The GIA Plus Withdrawal Amount for Contract Year 4 is determined on the Contract Anniversary at the beginning of Contract Year 4, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result, the GIA Plus Withdrawal Amount for Contract Year 4 is equal to $10,000.

Because cumulative withdrawals for Contract Year 3 did not exceed the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar value of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3; the dollar amount of the GIA Plus Withdrawal Amount for Contact Year 3 remaining ($2,000) becomes the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 4.

Example #5 – Rider values on each Contract Anniversary based on an Initial Purchase Payment of $100,000 paid on the Contract Date. The values further assume that no subsequent Purchase Payments are received and no withdrawals are taken during the first ten (10) Contract Years after the Rider Effective Date. The Initial Purchase Payment is assumed to be the Contract Value if the Rider is effective on a Contract Anniversary.

					GIA Plus
Beginning			GIA Plus	GIA Plus	Withdrawal	Remaining Dollar
of Contract	Contract Value	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)	Amount of
Year	after Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)	Prior Year’s GWA

1	$100,000	$100,000	$100,000	$100,000	$5,000	N/A
2	$103,000	$105,000	$103,000	$100,000	$5,000	$5,000
3	$106,090	$110,250	$106,090	$100,000	$5,000	$5,000
4	$109,273	$115,763	$109,273	$100,000	$5,000	$5,000
5	$112,551	$121,551	$112,551	$100,000	$5,000	$5,000
6	$115,927	$127,628	$115,927	$100,000	$5,000	$5,000
7	$112,450	$134,010	$115,927	$100,000	$5,000	$5,000
8	$109,076	$140,710	$115,927	$100,000	$5,000	$5,000
9	$105,804	$147,746	$115,927	$100,000	$5,000	$5,000
10	$102,630	$155,133	$115,927	$100,000	$5,000	$5,000
11	$99,551	$162,889	$115,927	$100,000	$5,000	$5,000

Example #6 – Rider values on each Contract Anniversary based on an Initial Purchase Payment of $100,000 paid on the Contract Date. The values further assume that no subsequent Purchase Payments are received and withdrawals of $5,000 are taken each Contract Year for the first ten (10) Contract Years after the Rider Effective Date. The Initial Purchase Payment is assumed to be the Contract Value if the Rider is effective on a Contract Anniversary.

					GIA Plus
Beginning			GIA Plus	GIA Plus	Withdrawal	Remaining Dollar
of Contract	Contract Value	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)	Amount of
Year	after Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)	Prior Year’s GWA

1	$100,000	$100,000	$100,000	$100,000	$5,000	N/A
2	$97,926	$100,000	$97,926	$100,000	$5,000	$0
3	$95,789	$100,000	$95,789	$100,000	$5,000	$0
4	$93,588	$100,000	$93,588	$100,000	$5,000	$0
5	$91,321	$100,000	$91,321	$100,000	$5,000	$0
6	$88,986	$100,000	$88,986	$100,000	$5,000	$0
7	$81,392	$100,000	$83,910	$100,000	$5,000	$0
8	$74,026	$100,000	$78,676	$100,000	$5,000	$0
9	$66,881	$100,000	$73,280	$100,000	$5,000	$0
10	$59,950	$100,000	$67,718	$100,000	$5,000	$0
11	$53,227	$100,000	$61,983	$100,000	$5,000	$0

Should the Contract annuitize immediately after the Rider has been in effect for at least ten (10) years and the GIA Plus Annuity Option has been elected to provide such payments, the net amount applied on the Annuity Date as a single premium to provide the payments is equal to the greater of:

(a)	the Guaranteed Income Base; or
(b)	the GIA Plus Step-Up Value; less any:
(c)	applicable withdrawal charges resulting from the conversion to the GIA Plus Annuity Option;
(d)	applicable annual charges for expenses related to other optional benefit riders attached to the Contract that are in effect as of the Annuity Date; and
(e)	charges for premium taxes and/or other taxes.

Under Example #5, the net amount applied on the Annuity Date (the Contract Anniversary at the beginning of Contract Year 11) is equal to the Guaranteed Income Base ($162,889), as it is greater than the GIA Plus Step-Up Value ($115,927) as of the Annuity Date, less the amounts in (c), (d) and (e) above, if any.

Under Example #6, the net amount applied on the Annuity Date (the Contract Anniversary at the beginning of Contract Year 11) is equal to the Guaranteed Income Base ($100,000), as it is greater than the GIA Plus Step-Up Value ($61,983) as of the Annuity Date, less the amounts in (c), (d) and (e) above, if any.

APPENDIX D: INCOME ACCESS PLUS RIDER SAMPLE CALCULATIONS is added:

INCOME ACCESS PLUS RIDER

SAMPLE CALCULATIONS

The numeric examples shown in this section are based on certain assumptions. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. These examples are not intended to serve as projections of future investment returns.

Example #1 – Income Access Credit; No Subsequent Purchase Payments; No Withdrawals; No Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	No withdrawals taken.
•	No reset of the Remaining Protected Balance

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
3			$106,090	$6,000	$112,000	$5,600	$112,000
4			$109,273	$6,000	$118,000	$5,900	$118,000
5			$112,551	$6,000	$124,000	$6,200	$124,000
6			$115,927	$6,000	$130,000	$6,500	$130,000
7			$119,405	$0	$130,000	$6,500	$130,000
8			$122,987	$0	$130,000	$6,500	$130,000
9			$126,677	$0	$130,000	$6,500	$130,000
10			$130,477	$0	$130,000	$6,500	$130,000
11			$134,392	$0	$130,000	$6,500	$130,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 6, an Income Access Credit of $6,000 (6% of initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on each Contract Anniversary up to the Contract Anniversary at the beginning of Contract Year 6. As a result, on the Contract Anniversary at the beginning of Contract Year 6, the Protected Payment Base and Remaining Protected Balance are equal to $130,000 and the Protected Payment Amount is equal to $6,500 (5% of $130,000).

No Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary after the Contract Anniversary at the beginning of Contract Year 6, as no reset in the Remaining Protected Balance was assumed.

In addition to the Initial Purchase Payment, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $50,000 is received during Contract Year 2.
•	No withdrawals taken.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity	$50,000		$154,534		$156,000	$7,800	$156,000
3			$156,834	$9,000	$165,000	$8,250	$165,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Immediately after the $50,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $156,000 ($106,000 + $50,000). The Protected Payment Amount after the Purchase Payment is equal to $7,800 (5% of the Protected Payment Base after the Purchase Payment since there are no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 3, an Income Access Credit of $9,000 (6% of Initial Remaining Protected Balance plus 6% of the $50,000 subsequent Purchase Payment) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $165,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $8,250 (5% of the Protected Payment Base on that Contract Anniversary).

Example #3 - Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	A withdrawal of $5,000 is taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity		$5,000	$99,534		$106,000	$300	$101,000
3			$101,016	$0	$106,000	$5,300	$101,000
4			$104,046	$0	$106,000	$5,300	$101,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

(a)	the Protected Payment Base remains unchanged;
(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 – $5,000); and
(c)	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #4 - Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Two separate withdrawals of $5,000 and $3,000 are taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity		$5,000	$99,534		$106,000	$300	$101,000
Activity		$3,000	$97,272		$97,272	$0	$97,272
3			$97,993	$0	$97,272	$4,864	$97,272
4			$100,933	$0	$97,272	$4,864	$97,272

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

(a)	the Protected Payment Base remains unchanged;
(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 - $5,000); and
(c)	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Because the $3,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($3,000 > $300), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are adjusted to the lesser of:

(a)	the Contract Value immediately after the withdrawal ($97,272); or
(b)	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount ($101,000 – $3,000 = $98,000).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $97,272 = $4,864), less cumulative withdrawals during that Contract Year ($8,000), but not less than zero).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #5 – Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	No withdrawals taken.
•	Reset in the Remaining Protected Balance at the Beginning of Contract Year 4.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$110,000	$6,000	$106,000	$5,300	$106,000
3			$121,000	$6,000	$112,000	$5,600	$112,000
4			$133,100	$6,000	$118,000	$5,900	$118,000
(Prior to Reset)
4			$133,100		$133,100	$6,655	$133,100
(After Reset)
5			$146,410	$7,986	$141,086	$7,054	$141,086

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

On the Contract Anniversary at the beginning of Contract Year 4, the Contract Value ($133,100) is greater than the Remaining Protected Balance ($118,000). With the reset in Remaining Protected Balance, the Protected Payment Base and Remaining Protected Balance are set equal to the Contract Value on that Contract Anniversary. As a result, the Protected Payment Amount is equal to $6,655 after the reset.

After the reset in Remaining Protected Balance, eligibility for any Income Access Credit will be based on the most recent Reset Date. That is, an Income Access Credit may be added to the Protected Payment Base and Remaining Protected Balance on up to five additional Contract Anniversaries if certain conditions are met.

The reset in Remaining Protected Balance may result in an increase in the annual Income Access Charge percentage.

The reset in Remaining Protected Balance may also result in a lower Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and Income Access Credit.

Supplement dated December 30, 2004 to the Prospectus dated May 1, 2004 for the Pacific Portfolios for Bank One variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2004. The changes described in this supplement to the Prospectus are effective February 1, 2005, except as otherwise indicated below.

This supplement changes the Prospectus as follows:

The optional Guaranteed Income Advantage 5 (GIA 5) Rider, where available, is only available for purchase until the GIA Plus Rider is available in your state. All references to the GIA 5 Rider in the Prospectus and SAI shall be subject to this disclosure.

All references to I-Net TollkeeperSM are replaced with the following:

Concentrated Growth
(formerly called I-Net TollkeeperSM)

HOW YOUR INVESTMENTS ARE ALLOCATED – Portfolio Optimization section is replaced with the following:

Portfolio Optimization

The Service. Portfolio Optimization is an asset allocation service that we offer at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For your variable annuity, Portfolio Optimization can help with decisions about how you should allocate your Contract Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of our Portfolio Optimization service, we have developed several asset allocation models (“Portfolio Optimization Models” or “Models”), each based on different profiles of an investor’s willingness to accept investment risk. If you decide to subscribe to the Portfolio Optimization service and select one of the Portfolio Optimization Models, your initial Purchase Payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the Investment Options according to the Model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly, unless you instruct us otherwise in writing. If you choose, you can rebalance your Contract Value quarterly, semi-annually, or annually, to maintain the current allocations of your Portfolio Optimization Model, since changes in the net asset values of the underlying Portfolios in each Model will alter your asset allocation over time. If you also allocate part of your Purchase Payment or Contract Value that is not currently included in your Model and you elect periodic rebalancing, such amounts will not be considered when rebalancing. If you subscribe to Portfolio Optimization and elect periodic rebalancing, only the Investment Options within your Model will be rebalanced.

If you subscribe to Portfolio Optimization, we will serve as your investment advisor for the service solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when Pacific Life believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated, as discussed below. If you subscribe to Portfolio Optimization, we will automatically reallocate your Contract Value or Purchase Payments, as applicable, in accordance with the Model you select as it is updated from time to time based on discretionary authority that you grant to us, unless you instruct us otherwise. For more information on our role as investment adviser for the Portfolio Optimization service, please see our brochure from our Form ADV, the SEC investment adviser registration form, which will be delivered to Contract Owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. In developing and periodically updating the Portfolio Optimization Models, we currently rely on recommendations from an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

The Portfolio Optimization Models. We offer five asset allocation models, each comprised of a carefully selected combination of Investment Options (reflecting the underlying Portfolios of Pacific Select Fund and One Group® Investment Trust). Development of the Portfolio Optimization models is a multi-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as “mean-variance optimization.” Next, after the asset class exposures are known, a determination is made of how available Investment Options reflecting the underlying Portfolios of Pacific Select Fund can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. A determination is then made of how available Investment Options reflecting the underlying Portfolios of One Group® Investment Trust can be used in the Models to approximate the intended return and risk tolerance characteristics of the Model. Each Model will include at least one Investment Option that is a Portfolio of One Group® Investment Trust, and up to 30% of the allocations called for by a Model could, at the time of the allocation, be directed to Portfolios of One Group® Investment Trust. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance. In addition, a Portfolio of One Group® Investment Trust may be used in a Model, even where a comparable Portfolio of Pacific Select Fund has better historical performance, and a Portfolio of Pacific Select Fund could be used even where a comparable Portfolio of One Group® Investment Trust has better historical performance.

Periodic Updates of the Portfolio Optimization Model and Notices of Updates. Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When your Portfolio Optimization Model is updated, we will automatically reallocate your Contract Value (and Subsequent Purchase Payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Investment Options in which you are invested, will automatically change and your Contract Value (and Subsequent Purchase Payments, if applicable) will be automatically reallocated among the Investment Options in your updated Model (independently of any automatic rebalancing you may have selected). We require that you grant us discretionary investment authority to periodically reallocate your Contract Value (and Subsequent Purchase

Payments, if applicable) in accordance with the updated version of the Portfolio Optimization Model you have selected, if you wish to participate in Portfolio Optimization.

When we update the Portfolio Optimizations Models, we will send you written notice of the updated Models at least 30 days in advance of the date we intend the updated version of the Model to be effective. You should carefully review these notices. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Contract Value (or Subsequent Purchase Payments, if applicable) will be reallocated in accordance with the updated Model automatically. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require you to participate in an asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent Purchase Payments or Contract Value to an Investment Option that is not currently included in your Model (as more fully described in each rider).

Selecting a Portfolio Optimization Model. If you choose to subscribe to the Portfolio Optimization service, you need to determine which Portfolio Optimization Model is best for you. Pacific Life will not make this decision. You should consult with your registered representative on this decision. Your registered representative can help you determine which Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your registered representative to determine if you should change Models to keep up with changes in your personal circumstances. Your registered representative can assist you in completing the proper forms to subscribe to the Portfolio Optimization service or to change to a different Model. You may, in consultation with your registered representative, utilize analytical tools made available by Pacific Life, including an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. Your responses can be analyzed using the service available on the Pacific Life website. While the information from the Pacific Life website may assist you, it is your decision, in consultation with your registered representative, to select a Model or to change to a different Model, and Pacific Life bears no responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Quarterly Reports. If you select a Portfolio Optimization Model, you will be sent a quarterly performance report that provides information about the Investment Options within your selected Model, in addition to your usual quarterly statement. Information concerning the current Models is described below.

Risks. Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Contract Value could be better or worse by participating in a Portfolio Optimization Model than if you had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of your investment and the frequency of automatic rebalancing may affect performance. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

Pacific Life may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one Portfolio of Pacific Select Fund may provide a higher advisory fee to Pacific Life than another Portfolio, and provide Pacific Life with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. Pacific Life serves as investment advisor to Pacific Select Fund, but not to One Group® Investment Trust, providing Pacific Life incentive to favor Pacific Select Fund. In addition, Pacific Life may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions. As adviser to Pacific Select Fund, we monitor performance of the Portfolios, and may, from time to time, recommend to that Fund’s Board of Trustees a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. We believe our reliance on the recommendations of an independent third-party analytical firm reduces or eliminates the potential for us to be influenced by these competing interests, but there can be no assurance of this. Pacific Life does not serve as advisor to One Group® Investment Trust, so Pacific Life is not in a position to influence the management of the Portfolios of that Trust, except to the extent that we choose that Trust’s Portfolios to be part of the Portfolio Optimization Model allocations. In addition, the determination to direct up to 30% of the allocations in a Model to one or more of the Portfolios of the One Group® Investment Trust is based on an agreement between us and Banc One Investment Advisors and its affiliates, and this could result in the use of a Portfolio that does not perform as well as another, and could affect the performance of a Model.

Pacific Life is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.

The Models. Below we present information on the Portfolio Optimization Models. You should review this information carefully before selecting or changing a Model.

Investor Profile

Model A		Model B		Model C		Model D		Model E

You are looking for a relatively stable investment and require investments that generate some level of income.		Your focus is on keeping pace with inflation. Income generating investment and capital appreciation are desired.		You want the opportunity for long- term moderate growth.		You want an investment that is geared for growth and are willing to accept above average risk.		You are an aggressive investor and can tolerate short-term market swings.
Shorter Investment Horizon < -------------------------------------------------------------------------------------------------- > Longer Investment Horizon Investor Objective

Primarily preservation of capital		Moderate Growth		Steady growth in asset values		Moderately high growth in asset values		High growth in asset values
Risk Characteristics

There may be some losses in the values of the investment as asset values fluctuate.		There may be some losses in the values of the investment from year to year.		There will probably be some losses in the values of the underlying investments from year to year. Fluctuations in value should be less than those of the overall stock markets.		There will probably be some losses in the values of the underlying investments from year to year. Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.		There will probably be some losses in the values of the underlying investments from year to year. Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.
Lower Risk < -------------------------------------------------------------------------------------------------- > Higher Risk Asset Class Exposure

Cash	20%	Cash	12%	Cash	5%	Cash	0%	Cash	0%

Bonds	57%	Bonds	45%	Bonds	35%	Bonds	21%	Bonds	4%

Domestic Stocks	18%	Domestic Stocks	32%	Domestic Stocks	44%	Domestic Stocks	58%	Domestic Stocks	68%

International Stocks	5%	International Stocks	11%	International Stocks	16%	International Stocks	21%	International Stocks	28%
Portfolio Optimization Model Allocations as of May 28, 2004

Money Market	15%	Money Market	3%	Short Duration Bond	10%	Short Duration Bond	5%	OGIT Bond	2%

Short Duration Bond	24%	Short Duration Bond	19%	Inflation Managed	11%	Inflation Managed	7%	Large-Cap Value	14%

Inflation Managed	13%	Inflation Managed	12%	OGIT Bond	13%	OGIT Bond	7%	OGIT Large Cap Growth	17%

OGIT Bond	18%	OGIT Bond	16%	High Yield Bond	3%	Large-Cap Value	14%	Diversified Research	2%

High Yield Bond	6%	High Yield Bond	4%	Main Street Core	8%	OGIT Large Cap Growth	16%	Comstock	4%

Equity Income	2%	Equity Income	3%	Large-Cap Value	14%	Diversified Research	2%	OGIT Mid Cap Value	5%

Main Street Core	3%	Main Street Core	5%	OGIT Large Cap Growth	8%	Comstock	4%	Capital Opportunities	5%

Large-Cap Value	9%	Large-Cap Value	10%	Comstock	3%	OGIT Mid Cap Value	6%	Real Estate	5%

OGIT Large Cap Growth	3%	OGIT Large Cap Growth	6%	OGIT Mid Cap Value	4%	Capital Opportunities	4%	Small-Cap Index	3%

Small-Cap Value	2%	Comstock	3%	Growth LT	4%	Real Estate	3%	Small-Cap Value	6%

Intl. Value	5%	OGIT Mid Cap Value	3%	Small-Cap Index	3%	Small-Cap Index	3%	Growth LT	5%

		Small-Cap Value	2%	Small-Cap Value	2%	Small-Cap Value	3%	Aggressive Equity	3%

		Growth LT	2%	Intl. Value	7%	Growth LT	4%	Intl. Value	12%

		Intl. Value	8%	Intl. Large-Cap	8%	Intl. Value	9%	Intl. Large-Cap	13%

		Intl. Large-Cap	4%	Emerging Markets	2%	Intl. Large-Cap	10%	Emerging Markets	4%

						Emerging Markets	3%
Less Volatile < -------------------------------------------------------------------------------------------------- > More Volatile

AN OVERVIEW OF PACIFIC PORTFOLIOS FOR BANK ONE is amended by adding the following:

Stepped-Up Death Benefit Rider (SDBR)

The SDBR offers you the ability to lock in market gains for your beneficiaries with a stepped-up death benefit, which is the highest Contract Value on any previous Contract Anniversary (prior to the Annuitant’s 81st birthday) adjusted for additional Purchase Payments and Withdrawals. You can only buy the SDBR when you buy your Contract. The SDBR is only available for Contracts issued after February 1, 2005, subject to state availability.

Guaranteed Income Advantage Plus (GIA Plus) Rider

The optional GIA Plus Rider offers a minimum fixed income payout, plus the ability to lock in market gains and withdraw money each year. Subject to state availability, the optional GIA Plus Rider offers a guaranteed income annuity option when an asset allocation program established and maintained by us for the GIA Plus Rider is used. If you use our DCA Plus Program in conjunction with such an asset allocation program, you also will be considered to have met this requirement. You may buy the GIA Plus Rider on the Contract Date or on any Contract Anniversary. The GIA Plus Rider may not be available. Ask your registered representative about its current availability.

If you buy the GIA Plus Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, we will make the Effective Date of the GIA Plus Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified adviser for complete information and advice before purchasing the GIA Plus Rider.

There may be adverse consequences to taking a loan while this Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

The GIA Plus Rider is called the Guaranteed Income Annuity (GIA) Rider in the Contract’s Rider.

Income Access Plus Rider

The optional Income Access Plus Rider lets you withdraw up to 5% of your investments per year, lock in market gains, and may provide a credit which increases your protected amount. Subject to state availability, the optional Income Access Plus Rider offers you during the accumulation period, the ability to withdraw up to 5% of a Protected Payment Base (usually Purchase Payments) and provides an Income Access Credit of 6% to your Protected Payment Base and Remaining Protected Balance for up to a five year period (provided you do not take any withdrawals during this period), when used with an asset allocation program established and maintained by us. If you use our DCA Plus program in conjunction with such an asset allocation program, you also will be considered to have met this requirement. You may buy this Rider on the Contract date or on any Contract Anniversary.

The Rider also provides for an additional option (the “Reset”) on any Contract Anniversary beginning with the third (3rd) anniversary of the Rider Effective Date or most recent Reset Date and may include an increase in the charges (up to a maximum of 1.20%) associated with the Rider. The Income Access Plus Rider may not be available. Ask your registered representative about its current availability. (Protected Payment Base, Remaining Protected Balance, Income Access Credit, Reset, and Reset Date are described in the OTHER OPTIONAL RIDERS – INCOME ACCESS PLUS RIDER section in this supplement.)

If you buy the Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, we will make the Effective Date of the Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified advisor for complete information and advice before purchasing the Income Access Plus Rider or electing the Reset provision available under the Rider.

There may be adverse consequences to taking a loan while this Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you..

The Income Access Plus Rider is called the Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.

The Periodic Expenses section is replaced with the following:

Periodic Expenses

The following describes the fees and expenses that you will pay periodically during the time you own your Contract, not including Portfolio fees and expenses.

• Annual Fee[5]	$40.00

Separate Account A Annual Expenses (as a percentage of the average daily Account Value) (See TERMS USED IN THIS PROSPECTUS on page 72):

	Without	With Stepped-Up
	Rider	Death Benefit Rider

• Mortality and Expense Risk Charge[7]	1.25%	1.25%
• Administrative Fee[7]	0.15%	0.15%
• Death Benefit Rider Charge[7,13]	none	0.20%

• Total Separate Account A Annual Expenses	1.40%	1.60%

Loan Expenses (interest on Contract Debt) (See LOANS IN THIS PROSPECTUS on page 58)

• Loan Interest Rate[6]	2.00%

Optional Rider Annual Expenses (calculated as a percentage of Contract Value) (See TERMS USED IN THIS PROSPECTUS on page 72):

• Earnings Enhancement Guarantee (EEG) Rider Charge	0.25%	[7]
• Guaranteed Protection Advantage 5 (GPA 5) Rider Charge	0.75%	[8]
• Guaranteed Income Annuity (GIA Plus) Rider Charge	0.50%	[11]
• Guaranteed Income Advantage 5 (GIA 5) Rider Charge	0.75%	[9]
• Income Access Plus Rider Charge	1.20%	[12]
• Income Access Rider Charge	0.75%	[10]

The following Footnotes are added to the Periodic Expenses section:

[5]	If you request a loan on your Contract, we will charge you a gross interest rate of 5.00% on your outstanding principal amount. We will credit you the amount of 3.00% on any Contract Value attributed to your Loan Account. The net amount of interest you will pay on your loan will be 2.00%. See LOANS.

[6]	This is an annual rate and assessed on a daily basis. The daily rate is calculated by dividing the annual rate by 365.

[7]	If you buy the EEG Rider (subject to availability), an optional Rider, we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the date you purchase the Rider, and when you make a full withdrawal, if the EEG Rider is in effect on that date. See CHARGES, FEES AND DEDUCTIONS.

[8]	If you buy the Guaranteed Protection Advantage 5 (GPA5) Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. The 0.75% charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual charge for the Rider is 0.25%. Under the terms and conditions of the Rider the charge will remain the same while the Rider is in effect, except that the charge may change if you elect the optional Step-Up provided under Rider. The charge if you purchase a Rider will also be shown on the Rider in your Contract.

[9]	If you buy the Guaranteed Income Advantage Rider 5 (GIA 5) (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the effective Date of the Rider, the Annuity Date, and when you make a full withdrawal, if the Rider is in effect on that date, or when you terminate your Rider. The 0.75% charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual charge for the Rider is 0.40%. Under the terms and conditions of the Rider the charge will remain the same while the Rider is in effect except that the charge may change if you elect the optional Step-Up provision provided under the Rider. The charge if you purchase the Rider will also be shown on the Rider in your Contract.

[10]	If you buy the Income Access Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. The 0.75% Charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual charge for the Rider is 0.40%. Under the terms and conditions of the Rider the charge will remain the same while the Rider is in effect except that the charge may change if you elect the optional Step-Up provision provided under the Rider. The charge if you purchase a Rider will also be shown on the Rider in your Contract.

[11]	If you buy the GIA Plus Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary and when you make a full withdrawal if the Rider is in effect on that date, or if the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

[12]	If you buy the Income Access Plus Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. The 1.20% Charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual Charge for the Rider is 0.40%. Under the terms and conditions of the Rider, the annual Charge will remain the same while the Rider is in effect, unless you elect the optional Reset provision provided under the Rider. The Charge if you purchase the Rider will also be shown on the Rider in your Contract. We will waive the annual Charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

[13]	If you buy the Stepped-Up Death Benefit Rider we add this charge to the Mortality and Expense Risk Charge until your Annuity Date. The Stepped-Up Death Benefit Rider is only available on Contracts issued on or after February 1, 2005, subject to state availability.

The Minimum and Maximum expense percentages in the Pacific Select Fund and One Group Investment Trust Annual Operating Expenses table are replaced with the following:

Total Annual Pacific Select Fund Operating Expenses[1]	Minimum	Maximum
Expenses that are deducted from the Fund’s assets, including advisory fees, 12b-1 fees or 12b-1 distribution expenses and other expenses	0.30%	1.29%

The footnote to the Total Annual Pacific Select Fund and One Group Investment Trust Operating Expenses section is amended by adding the following:

The expense information has been restated to reflect fees that will be effective on February 1, 2005.

The Examples section is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the combination of optional Riders whose cumulative expenses totaled more than any other combination of optional Riders), Separate Account annual expenses, and maximum and minimum Portfolio fees and expenses for the year ended December 31, 2003, and to reflect fees that will be effective on February 1, 2005. Premium taxes and/or other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,229	$2,319	$3,206	$5,731
Minimum*	$812	$1,102	$1,235	$2,086

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,229	$1,779	$2,936	$5,731
Minimum*	$812	$562	$965	$2,086

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$599	$1,779	$2,936	$5,731
Minimum*	$182	$562	$965	$2,086

* In calculating the examples above, we used the maximum and minimum total operating expenses of all of the Portfolios as shown in the Fees And Expenses Paid By The Fund section of the Fund’s Prospectus adjusted to reflect fees that will be effective on February 1, 2005. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see the Fund’s Prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

YOUR INVESTMENT OPTIONS is amended as follows:

Effective January 1, 2005, the disclosure regarding the Growth LT portfolio is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Growth LT	Long-term growth of capital.	Equity securities of companies of any size.	Janus Capital Management LLC

Effective February 1, 2005, the I-Net TollkeeperSM will change its name to the Concentrated Growth Portfolio and the disclosure regarding I-Net TollkeeperSM is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Concentrated Growth (formerly called I-Net TollkeeperSM )	Long-term growth of capital.	Equity securities selected for their growth potential.	Goldman Sachs Asset Management

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS is amended by adding the following:

Purchasing the Stepped-Up Death Benefit Rider (Optional)

The Stepped-Up Death Benefit Rider (SDBR) is only available on Contracts issued on or after February 1, 2005, subject to state availability. You may purchase the SDBR at the time your application is completed. The SDBR may only be purchased if the age of each Annuitant is 75 or younger on the Contract Date. You may not purchase the SDBR after the Contract Date.

The SDBR will remain in effect until the earlier of:

•	the date death benefit proceeds become payable under the Contract,
•	the date the Contract is terminated in accordance with the provisions of the Contract, or
•	the Annuity Date.

The SDBR may not otherwise be cancelled.

Purchasing the Guaranteed Income Advantage Plus (GIA Plus) Rider (Optional)

You may purchase the GIA Plus Rider (subject to state availability) on the Contract Date or on any Contract Anniversary.

You may purchase the GIA Plus Rider only if:

•	the age of each Annuitant is eighty (80) years or younger on the date the Rider is purchased, and
•	the entire Contract Value is invested according to an asset allocation program established and maintained by us for this Rider. If you use our DCA Plus program in conjunction with such an asset allocation program, you will be considered to have met this requirement.

Except as otherwise provided below, the GIA Plus Rider will remain in effect until the earlier of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for the Rider,
•	the day we receive notification from you to terminate the Rider,
•	the day of the first death of an Owner or the date of death of the sole surviving Annuitant,

•	the date the Contract is terminated in accordance with the terms of the Contract, or
•	the Annuity Date.

Upon your request, the GIA Plus Rider may be terminated at any time. If your request to terminate the GIA Plus Rider is received at our Service Center within thirty (30) days after a Contract Anniversary, the GIA Plus Rider will terminate on that Contract Anniversary. If your request to terminate the GIA Plus Rider is received at our Service Center more than thirty (30) days after a Contract Anniversary, the GIA Plus Rider will terminate the day we receive the request.

If the GIA Plus Rider is terminated, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of the termination before the GIA Plus Rider may be purchased again (if available). In addition, you cannot switch from the GIA 5 Rider to the GIA Plus Rider on the same Contract Anniversary. You must wait one (1) year from the Effective Date of termination of the GIA 5 Rider before the GIA Plus Rider may be purchased.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

Purchasing the Income Access Plus Rider (Optional)

Subject to state availability, you may purchase the optional Income Access Plus Rider on the Contract Date or on any Contract Anniversary if:

•	the age of each Annuitant is eighty five (85) years or younger on the date of purchase, and
•	your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect. If you use our DCA Plus program in conjunction with such an asset allocation program, you will be considered to have met this requirement.

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,
•	the day the Remaining Protected Balance is reduced to zero,
•	the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,
•	the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below, or
•	the Annuity Date.

The Contract and the Rider will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provisions of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract and the Rider will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

If this Rider is terminated as a result of having any portion of the Contract Value no longer invested according to an asset allocation program established and maintained by us, you must wait until a Contract

Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available). In addition, you cannot switch from the Income Access Rider to the Income Access Plus Rider on the same Contract Anniversary. You must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination of the Income Access Rider before the Income Access Plus Rider may be purchased.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

CHARGES, FEES AND DEDUCTIONS is amended as follows:

The Mortality and Expense Risk Charge section is amended by adding the following:

Increase in Risk Charge If An Optional Death Benefit Rider Is Purchased

We increase your Risk Charge by an annual rate equal to 0.20% of each Subaccount’s assets if you purchase the Stepped-Up Death Benefit Rider (SDBR). The total Risk Charge annual rate will be 1.45% if the SDBR is purchased. Any increase in your Risk Charge will not continue on and after the Annuity Date.

The section is amended by adding the following:

Guaranteed Income Advantage Plus (GIA Plus) Annual Charge (Optional Rider)

If you purchase the GIA Plus Rider (subject to state availability), we will deduct a GIA Annual Charge (“Charge”) for expenses related to the GIA Plus Rider. The annual Charge is equal to 0.50% multiplied by the greater of the Guaranteed Income Base or the Contract Value on the Contract Anniversary (Guaranteed Income Base is described in the OTHER OPTIONAL RIDERS – INCOME ACCESS PLUS RIDER section in this supplement). The Charge for a Contract Year will be deducted on the Contract Anniversary following that Contract Year.

We will deduct the Charge from your Investment Options on a proportionate basis:

•	on each Contract Anniversary the GIA Plus Rider remains in effect, and
•	if the GIA Plus Rider is terminated.

If the GIA Plus Rider is terminated on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value. The full annual charge will be based on the greater of the Guaranteed Income Base or the Contract Value on that Contract Anniversary. If the GIA Plus Rider is terminated on a day other than a Contract Anniversary, we will prorate the annual Charge to the date of termination. The prorated Charge amount will be based on the greater of the Guaranteed Income Base or the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the GIA Plus Rider terminates. We will waive the annual charge if the GIA Plus Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

Any portion of the Charge we deduct from any fixed option will not be greater than the annual interest credited in excess of 3%.

Income Access Plus Annual Charge (Optional Rider)

If you purchase the Income Access Plus Rider (subject to state availability), we will deduct, annually, an Income Access Plus Charge (“Charge”) from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The annual Charge is equal to 0.40% multiplied by your Contract Value on the Contract Anniversary. The annual Charge for a Contract Year will be deducted on the Contract Anniversary following that Contract Year.

If the Rider terminates on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates on a day other than a Contract Anniversary the Charge will be prorated to the date of termination. The prorated annual Charge will be deducted based on the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the Rider terminates. We will waive the annual Charge if the Rider terminates due to death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

The annual Charge percentage may change if you elect the optional Reset provision in the Rider, but will never be more than the annual Charge percentage being charged for new issues of this same Rider and will not be more than a maximum annual Charge percentage of 1.20%. If you do not elect the optional Reset, your annual Charge percentage will remain the same as it was on the Effective Date of the Rider.

Any portion of the annual Charge we deduct from a fixed option will not be greater than the annual interest credited in excess of 3%.

The following sections

Earnings Enhancement Guarantee (EEG) Annual Charge (Optional Rider)
Guaranteed Protection Advantage 5 (GPA 5) Annual Charge (Optional Rider)
Guaranteed Income Advantage 5 (GIA 5) Annual Charge (Optional Rider)
Income Access Annual Charge (Optional Rider)

are amended by adding:

If the effective date of termination of the Rider or Contract is on a day other than the Contract Anniversary, any Charge imposed for the Rider will be prorated to the effective date of termination.

RETIREMENT BENEFITS AND OTHER PAYOUTS is amended as follows:

Choosing Your Annuity Date is amended by adding the following:

In accordance with recent changes in laws and regulations, required minimum distributions may be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution under the Contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

The Amount of the Death Benefit: Death of Annuitant subsection is amended by adding the following:

For Contracts issued on or after February 1, 2005, subject to state availability, if the sole surviving Annuitant, or the first Owner who is also an Annuitant dies before the Annuity Date, the death benefit proceeds will be the Death Benefit Amount as of the Notice Date, described in the Death Benefit Amount subsection below.

The first paragraph in the Amount of the Death Benefit: Death of Annuitant subsection is replaced with the following:

For Contracts issued before February 1, 2005, if the sole surviving Annuitant, or the first Owner who is also an Annuitant dies prior to the Annuity Date, the death benefit proceeds will be the greater of:

•	the Death Benefit Amount as of the Notice Date, described in the Death Benefit Amount subsection below, or, if applicable,
•	the “Guaranteed Minimum Death Benefit Amount” as of the Notice Date, described in the Death Benefit Amount subsection below.

The Amount of the Death Benefit: Death of a Contract Owner is amended by adding the following:

For Contracts issued on or after February 1, 2005, subject to state availability, if a Contract Owner who is an Annuitant dies before the Annuity Date, the death benefit proceeds will be the Death Benefit Amount as of the Notice Date.

The third paragraph of the Death Benefit: Death of a Contract Owner subsection is replaced with the following:

For Contract issued before February 1, 2005, if a Contract Owner who is an Annuitant dies before the Annuity Date, the amount of the death benefit will be equal to the greater of:

•	your Death Benefit Amount as of the Notice Date, or
•	the “Guaranteed Minimum Death Benefit Amount” as of the Notice Date, and will be paid in accordance with the Death Benefit Proceeds section above.

The Death Benefit Amounts subsection is replaced with the following:

For Contracts issued on or after February 1, 2005, subject to state availability, the Death Benefit Amount as of any Business Day before your Annuity Date is equal to the following:

The Death Benefit Amount as of any day (prior to the Annuity Date) is equal to the greater of:

•	your Contract Value as of that day, or

•	your aggregate Purchase Payments, reduced by any applicable charges, and/or MVAs and further reduced by an amount for each withdrawal that is calculated by multiplying the aggregate Purchase Payments received before each withdrawal by the ratio of the amount of each withdrawal, including applicable withdrawal charges, to the Contract Value, immediately prior to each withdrawal.

For Contract issued before February 1, 2005, subject to state availability, the Death Benefit Amount as of any Business Day before your Annuity Date is equal to the following:

The Death Benefit Amount as of any day (prior to the Annuity Date) is equal to the greater of:

•	your Contract Value as of that day, or
•	your aggregate Purchase Payments, reduced by any applicable charges, and/or MVAs and further reduced by an amount for each withdrawal that is calculated by multiplying the aggregate Purchase

Payments received before each withdrawal by the ratio of the amount of each withdrawal, including applicable withdrawal charges, to the Contract Value immediately prior to each withdrawal.

We calculate the Death Benefit Amount as of the Notice Date.

The actual Guaranteed Minimum Death Benefit Amount is calculated only when death benefit proceeds become payable as a result of the death of the sole Annuitant, or the first death of an Owner who is also an Annuitant, prior to the Annuity Date, and is determined as follows:

First, we calculate what the Death Benefit Amount would have been as of your sixth Contract Anniversary and each Subsequent Contract Anniversary that occurs while the Annuitant is living and before the Annuitant reaches his or her 76th birthday (each of these Contract Anniversaries is a “Milestone Date”). Subject to approval of insurance authorities in your state of issue, if your Contract is issued before the Annuitant’s 75th birthday, we will calculate what the Death Benefit Amount would have been as of the Contract Anniversary immediately following the Annuitant’s 75th birthday while the Annuitant is living (also a Milestone Date) even if such Milestone Date occurs before your sixth Contract Anniversary. This added feature will benefit Contracts where the Annuitant is from age 69 through 74 at the time the Contract is issued.

We then adjust the Death Benefit Amount for each Milestone Date by:

•	adding the aggregate amount of any Purchase Payments received by us since the Milestone Date, and
•	subtracting an amount for each withdrawal that has occurred since that Milestone Date, which is calculated by multiplying the Death Benefit Amount before each withdrawal by the ratio of the amount of each withdrawal that has occurred since that Milestone Date, including any withdrawal charge, to the Contract Value immediately prior to the withdrawal.

The highest of these adjusted Death Benefit Amounts for each Milestone Date, as of the Notice Date, is your Guaranteed Minimum Death Benefit Amount. Calculations of any actual Guaranteed Minimum Death Benefit are only made once death benefit proceeds become payable under your Contract.

The Death Benefit section is amended by adding the following:

Optional Stepped-Up Death Benefit Rider (SDBR)

The Stepped-Up Death Benefit Rider (SDBR) is only available on Contracts issued on or after February 1, 2005, subject to state availability. If you purchase the SDBR at the time your application is completed, upon the death of the sole surviving Annuitant, or the first Owner who is also an Annuitant, prior to the Annuity Date, the death benefit proceeds will be equal to the greater of (a) or (b) below:

      (a) the Death Benefit Amount as of the Notice Date.

The Death Benefit Amount as of any day before the Annuity Date is equal to the greater of:

•	your Contract Value as of that day, or
•	your aggregate Purchase Payments reduced by an amount for each withdrawal, which is calculated by multiplying the aggregate Purchase Payments received before each withdrawal by the ratio of the amount of the withdrawal, including any withdrawal charge, to the Contract Value immediately prior to each withdrawal.

      (b) the Guaranteed Minimum Death Benefit Amount as of the Notice Date.

The actual Guaranteed Minimum Death Benefit Amount is calculated only when death benefit proceeds become payable as a result of the death of the Annuitant prior to the Annuity Date and is determined as follows:

First we calculate what the Death Benefit Amount would have been as of your first Contract Anniversary and each subsequent Contract Anniversary that occurs while the Annuitant is living and before the Annuitant reaches his or her 81st birthday (each of these Contract Anniversaries is a “Milestone Date”).

We then adjust the Death Benefit Amount for each milestone date by:

•	adding the aggregate amount of any Purchase Payments received by us since the Milestone Date, and
•	subtracting an amount for each withdrawal that has occurred since that Milestone Date, which is calculated by multiplying the Death Benefit Amount immediately prior to the withdrawal, (adjusted for Purchase Payments received and withdrawals made since that Milestone Date) by the ratio of the amount of the withdrawal, including any withdrawal charge and Market Value Adjustments, to the Contract Value immediately prior to the withdrawal.

The highest of these adjusted Death Benefit Amounts for each Milestone Date, as of the Notice Date, is your Guaranteed Minimum Death Benefit Amount if you purchase the SDBR. Calculation of any actual Guaranteed Minimum Death Benefit Amount is only made once death benefit proceeds become payable under your Contract.

WITHDRAWALS – Optional Withdrawals is amended by replacing the first paragraph of the Amount Available for Withdrawal subsection with the following:

The amount available for withdrawal is your Net Contract Value (Contract Value less Contract Debt) at the end of the Business Day on which your withdrawal request is effective, less any applicable optional Rider Charges, withdrawal charge, withdrawal transaction fee, and any charge for premium taxes and/or other taxes, and after application of the MVA, if appropriate. The amount we send to you (your “withdrawal proceeds”) will also reflect any required or requested federal and state income tax withholding. See the FEDERAL TAX STATUS and THE GENERAL ACCOUNT – Withdrawals and Transfers sections of this Prospectus.

OTHER OPTIONAL RIDERS is amended by adding the following:

GUARANTEED INCOME ADVANTAGE PLUS (GIA PLUS) RIDER

If you purchase the optional GIA Plus Rider (subject to state availability), you may, prior to the Annuity Date, choose any of the Annuity Options described in your Contract, or you may choose the GIA Plus Annuity Option provided this Rider has been in effect for at least ten (10) years from its Effective Date. If you choose the GIA Plus Annuity Option, you must choose fixed annuity payments and the entire amount available for annuitization at the time you convert to the GIA Plus Annuity Option must be annuitized. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an effective annual interest rate of 2.0% and the 1996 US Annuity 2000 Mortality Table with the age set back eight (8) years.

Annuity Payments – The annuity payments that may be elected under the GIA Plus Annuity Option are:

•	Life Only,
•	Life with 10 years or more Period Certain,

•	Joint and Survivor Life, or
•	20 years or more Period Certain.

The Rider contains annuity tables for each GIA Plus Annuity Option available.

On the Annuity Date, the Net Amount applied to the annuity payments under the GIA Plus Annuity Option will be equal to the greater of the Guaranteed Income Base on that day or the GIA Plus Step-Up Value on that day, less the following:

•	applicable withdrawal charges resulting from the conversion to the GIA Plus Annuity Option,
•	applicable annual charges for expenses related to other optional benefit riders attached to the Contract that are in effect as of the Annuity Date, and
•	charges for premium taxes and/or other taxes.

If you elect the GIA Plus Annuity Option, the waiver of withdrawal charges as described in the Contract will not apply. (See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge section in this supplement)

Initial Values – The Guaranteed Income Base, GIA Plus Withdrawal Base, GIA Plus Withdrawal Amount and GIA Plus Step-Up Value are values used in determining the Net Amount applied on the Annuity Date to provide payments under the GIA Plus Annuity Option.

The initial values are determined on the Rider Effective Date as follows:

•	if this Rider is effective on the Contract Date, the Guaranteed Income Base and GIA Plus Withdrawal Base are equal to the initial Purchase Payment.
•	if this Rider is effective on a Contract Anniversary, the Guaranteed Income Base and GIA Plus Withdrawal Base are equal to the Contract Value on that day.
•	the GIA Plus Withdrawal Amount for the Contract Year beginning on the Rider Effective Date is equal to 5% of the GIA Plus Withdrawal Base.
•	the GIA Plus Step-Up Value is equal to the Contract Value on the Rider Effective Date.

The GIA Plus Withdrawal Base and GIA Plus Withdrawal Amount after the Rider Effective Date are recalculated only on each subsequent Contract Anniversary.

Subsequent Values – The Guaranteed Income Base, GIA Plus Withdrawal Base, GIA Plus Withdrawal Amount and GIA Plus Step-Up Value after the Rider Effective Date are determined as follows:

Guaranteed Income Base – On any day after the Rider Effective Date, the Guaranteed Income Base is equal to:

•	the Guaranteed Income Base on the prior day, multiplied by a daily factor of 1.000133680 which is equivalent to increasing the Guaranteed Income Base at an annual growth rate of 5%, plus
•	Purchase Payments received by us on that day, less
•	adjustments for withdrawals made on that day.

The adjustment for each withdrawal is calculated by multiplying the Guaranteed Income Base immediately prior to the withdrawal by the percentage decrease in Contract Value as a result of the withdrawal.

However, on each Contract Anniversary after the Rider Effective Date, if there is at least one withdrawal during the prior Contract Year and the cumulative withdrawals for that Contract Year do not exceed the sum of:

•	the GIA Plus Withdrawal Amount for that Contract Year, and
•	any remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount,

the Guaranteed Income Base as of that Contract Anniversary will be reset to equal:

•	the Guaranteed Income Base on the Rider Effective Date or prior Contract Anniversary, whichever is later, increased at an annual growth rate of 5%, plus
•	the amount of any subsequent Purchase Payments received by us during the prior Contract Year, each increased at an annual growth rate of 5% from the effective date of that Purchase Payment, less
•	the amount of cumulative withdrawals during the prior Contract Year.

The 5% annual growth rate will stop accruing as of the earlier of:

•	the Contract Anniversary prior to the youngest Annuitant’s 81st birthday, or
•	the day this Rider terminates.

GIA Plus Withdrawal Base – On each Contract Anniversary after the Rider Effective Date, the GIA Plus Withdrawal Base is equal to:

•	the GIA Plus Withdrawal Base determined on the Rider Effective Date, plus
•	the amount of any subsequent Purchase Payments received by us after the Rider Effective Date, up through the day immediately prior to that Contract Anniversary.

GIA Plus Withdrawal Amount – On each Contract Anniversary after the Rider Effective Date, the GIA Plus Withdrawal Amount for the Contract Year beginning on that Contract Anniversary is equal to 5% of the GIA Plus Withdrawal Base as of that Contract Anniversary.

GIA Plus Step-Up Value – On any day after the Rider Effective Date, the GIA Plus Step-Up Value is equal to:

•	the GIA Plus Step-Up Value as of the prior day, plus
•	Purchase Payments received by us on that day, less
•	adjustment for withdrawals made on that day.

The adjustment for each withdrawal is calculated by multiplying the GIA Plus Step-Up Value immediately prior to the withdrawal by the percentage decrease in Contract Value as a result of that withdrawal.

On any Contract Anniversary after the Rider Effective Date and prior to the youngest Annuitant’s 81st birthday, the GIA Plus Step-Up Value is set equal to the greater of:

•	the Contract Value as of that Contract Anniversary, or
•	the GIA Plus Step-Up Value immediately prior to that Contract Anniversary.

The GIA Plus Step-Up Value will then be adjusted for any Purchase Payments or withdrawals on that Contract Anniversary in accordance with the first paragraph of this subsection.

The GIA Plus Step-Up Value on each Contract Anniversary on and after the youngest Annuitant’s 81st birthday is equal to the GIA Plus Step-Up Value immediately prior to the Contract Anniversary preceding that 81st birthday, adjusted for any purchase payment and withdrawals since that anniversary.

Partial Conversion of Net Contract Value for Annuity Payments – If a portion of the Net Contract Value (Contract Value less Debt Contract) is converted to provide payments under an Annuity Option described in the Contract at any time before you annuitize under the GIA Plus Annuity Option, the amount converted will be considered a “Withdrawal” for purposes of determining withdrawal adjustments to the Guaranteed Income Base and GIA Plus Step-Up Value.

Limitation on Subsequent Purchase Payments – For purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the first (1st) Contract Anniversary to exceed $100,000 without our prior approval. This provision only applies if the

Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Sample Calculations – Hypothetical sample calculations are in the attached APPENDIX C: GUARANTEED INCOME ADVANTAGE PLUS RIDER SAMPLE CALCULATIONS to the Prospectus. The examples provided are based on certain hypothetical assumptions and are for example purposes only. They are not intended to serve as projections of future investment returns.

INCOME ACCESS PLUS RIDER

If you purchase the Income Access Plus Rider (subject to state availability), on any day this Rider allows for withdrawals up to the Protected Payment Amount, regardless of market performance, until the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Income Access Credit”) to be added to the Protected Payment Base and Remaining Protected Balance.

In addition, on any Contract Anniversary beginning with the third (3rd) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value on that Contract Anniversary.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges and charges for premium taxes and/or other taxes, if applicable. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract.

Protected Payment Amount – The maximum amount that can be withdrawn each Contract Year under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or
•	the Remaining Protected Balance as of that day.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider.

Income Access Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date – Any Contract Anniversary beginning with the third (3rd) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, on which you elect to Reset the remaining Protected Balance to an amount equal to 100% of the Contract Value, determined as of that Contract Anniversary.

Initial Values – The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	Initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or
•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Subsequent Purchase Payments – If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase

Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Income Access Credit – On each Contract Anniversary after the Rider Effective Date, an Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and
•	that Contract Anniversary is prior to the sixth (6th) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Income Access Credit is equal to 6% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and
•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Income Access Credit is added.

Once a withdrawal has occurred, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless you elect to reset the Remaining Protected Balance.

Income Access Credits will not increase your cost basis and when distributed, may be recognizable as taxable ordinary income.

Withdrawal of Protected Payment Amount – While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Remaining Protected Balance equals zero.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will adjust the Protected Payment Base and Remaining Protected Balance immediately following the withdrawal, to the lesser of:

•	the Contract Value immediately after the withdrawal, or
•	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount.

A withdrawal may not exceed the amount available for withdrawal under the Contract if such withdrawal would exceed the Protected Payment Amount.

If a withdrawal does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	5% of the Protected Payment Base will be paid each year until the Remaining Protected Balance is reduced to zero. The payments will be made under a series of pre-authorized withdrawals under a payment frequency, as elected by you, but no less frequently than annually,
•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and may not be applied to provide payments under an Annuity Option, and
•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, any Remaining Protected Balance will be paid to the Beneficiary under the series of pre-authorized withdrawals and payment frequency then in effect at the time of the Owner’s or sole surviving Annuitant’s death.

Election to Reset Remaining Protected Balance – You may, on any Contract Anniversary beginning with the third (3rd) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later, elect to reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value as of that Contract Anniversary.

The annual Charge percentage may change if you elect to reset the Remaining Protected Balance. However, the annual Charge percentage will never exceed the annual Charge percentage then in effect for new issues of this same Rider. If we are no longer issuing this Rider, any change in the annual Charge percentage will not result in an annual Charge percentage that exceeds the maximum annual Charge percentage. (See CHARGES, FEES and DEDUCTIONS – Income Access Plus Rider)

On each Reset Date and after any Income Access Credit is applied, we will set the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value as of the Reset Date.

The election to reset the Remaining Protected Balance must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the reset is effective. Your election to reset the Remaining Protected Balance may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and Income Access Credit. We will provide you with written confirmation of your election.

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Income Access Credits, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date.

Sample Calculations – Hypothetical sample calculations are in the attached APPENDIX D: INCOME ACCESS PLUS RIDER SAMPLE CALCULATIONS to the Prospectus. The examples provided are based on certain hypothetical assumptions and are for example purposes only. The examples are not intended to serve as projections of future investment returns.

This section is amended by adding the following:

Withdrawal Charges

No sales charge is imposed on any Purchase Payment. Your Purchase Payments may, however, be subject to a withdrawal charge. This charge may apply to amounts you withdraw under your Contract, depending on the length of time each Purchase Payment has been invested and on the amount you withdraw. No withdrawal charge is imposed on:

•	amounts annuitized after the first Contract Year,

•	death benefit proceeds, except as provided under the Amount of the Death Benefit: Death of a Contract Owner section, for certain non-natural owners,

•	subject to state variations, withdrawals by Contract Owners to meet the minimum distribution rules for Qualified Contracts as they apply to amounts held under the Contract, or,

•	subject to state variations, withdrawals after the first Contract Anniversary, if the Owner or Annuitant has been diagnosed with a medically determinable condition that results in a life expectancy of twelve (12) months or less and we are provided with medical evidence satisfactory to us.

Free Withdrawals

Subject to the amount available for withdrawal provisions as described in the withdrawal section, we will not impose a withdrawal charge on withdrawals of your Earnings, or on withdrawals of amounts held under your Contract for at least six Contract Years. In addition, during each Contract Year we will not impose a withdrawal charge on your withdrawal of up to 10% of your remaining Purchase Payments at the beginning of the Contract Year that would otherwise be subject to the withdrawal charge plus up to 10% of any additional Purchase Payments received during the Contract Year. The withdrawal of mandatory required minimums, for example, from an Individual Retirement Account (IRA), will reduce the annual Free Amount. Our calculations of the withdrawal charge deduct this “free 10%” from your “oldest” Purchase Payment that is still otherwise subject to the charge. For purposes of determining the free withdrawal amounts, withdrawal of mandatory required minimums from Certain Qualified Plans are included within the calculations.

Example: You make an initial Purchase Payment of $10,000 in Contract Year 1, and make additional Purchase Payments of $1,000 and $6,000 in Contract Year 2. With Earnings, your Contract Value in Contract Year 3 is $19,000. In Contract Year 3, you may withdraw $3,700 free of the withdrawal charges (your total Purchase Payments were $17,000, so 10% of that total equals $1,700, plus you had $2,000 of Earnings). After this withdrawal, your Contract Value is $15,300 (all attributable to Purchase Payments). In Contract Year 4, your Contract Value falls to $12,500; you may withdraw $1,530 (10% of $15,300) free of any withdrawal charges.

How the Charge is Determined

The amount of the charge depends on how long each Purchase Payment was held under your Contract. Each Purchase Payment you make is considered to have a certain “age,” depending on the length of time since that payment was effective. A Purchase Payment is “one year old” or has an “age of one” from the day it is effective until the beginning of the day preceding your next Contract Anniversary. Beginning on the day preceding that Contract Anniversary, your Purchase Payment will have an “age of two”, and increases in age on the day preceding each Contract Anniversary. When you withdraw an amount subject to the withdrawal charge, the “age” of the Purchase Payment you withdraw determines the level of withdrawal charge as follows:

Withdrawal
Charge as a
Percentage of
“Age” of Payment	Purchase Payment
in Years	Withdrawn

1	7%
2	7%
3	6%
4	5%
5	3%
6	1%
7 or more	0%

We calculate your withdrawal charge by assuming that your Earnings are withdrawn first, followed by amounts attributed to Purchase Payments with the “oldest” Purchases Payment withdrawn first. The withdrawal charge will be deducted proportionally among all Investment Options from which the withdrawal occurs. If you do not specify Investment Options, your withdrawal will be made from all your Investment Options proportionately. Unless you specify otherwise, a partial withdrawal amount requested will be processed as a “gross” amount, which means that applicable charges and taxes will be deducted from the requested amount. If a partial withdrawal amount is requested to be “net” amount, applicable charges and taxes will be added to the requested amount and the withdrawal charge and taxes will be calculated on the grossed up amount. We calculate withdrawal charges before any market value adjustment is made or any deduction for other charges due or taxes made.

The withdrawal charge is designed to reimburse us for sales commissions and other expenses associated with the promotion and solicitation of offers for the Contracts, although our actual expenses may be greater than the amount of the withdrawal charge.

FEDERAL TAX STATUS – Loans is amended as follows:

The third paragraph in the Loan Terms subsection is replaced with the following:

If you purchase the GPA 5, GIA 5, GIA Plus, Income Access, or the Income Access Plus Riders, there may be adverse consequences to taking a loan while these Riders are in effect. If you have an existing loan on your Contract, you should carefully consider whether these Riders are appropriate for you.

APPENDIX C: GUARANTEED INCOME ADVANTAGE PLUS RIDER SAMPLE CALCULATIONS is added:

GUARANTEED INCOME ADVANTAGE PLUS RIDER

SAMPLE CALCULATIONS

The numeric examples shown in this section are based on certain assumptions. They have been provided to assist in understanding the benefits provided by the Guaranteed Income Advantage Plus (“GIA Plus”) Rider, and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. These examples are not intended to serve as projections of future investment returns.

Example #1 – The initial values on the Rider Effective Date based on an Initial Purchase Payment of $100,000. The Initial Purchase Payment is assumed to be the Contract Value if the Rider Effective Date is on a Contract Anniversary.

Remaining
			Contract				GIA Plus	Dollar
	Purchase		Value	Guaranteed	GIA Plus	GIA Plus	Withdrawal	Amount of
Contract	Payments	Withdrawal	after	Income	Step-Up	Withdrawal	Amt. (GWA)	Prior Year’s
Years	Received	Amount	Activity	Base (GIB)	Value	Base (GWB)	(5% of GWB)	GWA

Beginning of Year 1	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	N/A

Example #2 – Subsequent Purchase Payment received during the first Contract Year and its effect on the values and balances under this Rider. This example assumes that no withdrawals have been made.

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during a Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

The Guaranteed Income Base prior to receipt of the Purchase Payment is assumed to have accumulated to $101,227. This amount is derived by multiplying each day’s Guaranteed Income Base by the daily factor of 1.000133680. As a result of the subsequent Purchase Payment, the Guaranteed Income Base is increased to $201,227 ($101,227 + $100,000). The Guaranteed Income Base will assume to accumulate to $208,727 at the next Contract Anniversary, by multiplying each day’s Guaranteed Income Base immediately after receipt of the subsequent Purchase Payment by the daily factor of 1.000133680.

The GIA Plus Step-Up Value prior to receipt of the Purchase Payment is $100,000. As a result of the subsequent Purchase Payment, the GIA Plus Step-Up Value is increased to $200,000 ($100,000 + $100,000). On the Contract Anniversary at the beginning of Contract Year 2, the Contract Value ($205,242) is greater than the GIA Plus Step-Up Value immediately prior to that Contract Anniversary ($200,000). As a result, the GIA Plus Step-Up Value as of that Contract Anniversary is equal to the Contract Value on that Contract Anniversary ($205,242).

The GIA Plus Withdrawal Base on the Contract Anniversary at the beginning of Contract Year 2 is equal to the GIA Plus Withdrawal Base on the Rider Effective Date ($100,000) plus cumulative Purchase Payments received after the Rider Effective Date ($100,000). As a result of the subsequent Purchase Payment, the GIA Plus Withdrawal Base on the Contract Anniversary at the beginning of Contract Year 2 is equal to $200,000 ($100,000 + $100,000).

The GIA Plus Withdrawal Amount for Contract Year 2 is determined on the Contract Anniversary at the beginning of Contract Year 2, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result of the subsequent Purchase Payment, the GIA Plus Withdrawal Amount for Contract Year 2 is equal to $10,000.

Since no withdrawals were made during Contract Year 1, the GIA Plus Withdrawal Amount for Contract Year 1 ($5,000) becomes the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 2.

Example #3 – Cumulative withdrawals during Contract Year 2 exceeding the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 2; and (b) the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 2. The withdrawal is assumed to result in a 10% reduction in the Contract Value.

Since the $20,830 withdrawal exceeded the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 2; and (b) the remaining dollar amount of the prior Contract’s Year’s GIA Plus Withdrawal Amount for Contract Year 2, the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3 is zero. Withdrawals are first applied to the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount, if any, until exhausted, then to the GIA Plus Withdrawal Amount for the current Contract Year, until exhausted.

The GIA Plus Withdrawal Amount for Contract Year 3 is determined on the Contract Anniversary at the beginning of Contract Year 3, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result, the GIA Plus Withdrawal Amount for Contract Year 3 is equal to $10,000. The GIA Plus Withdrawal Amount for any Contract Year will not be less than zero.

Immediately after the withdrawal, the Guaranteed Income Base and the GIA Plus Step-Up Value are reduced by the percentage decrease (10%) in Contract Value as a result of the withdrawal.

Since no subsequent Purchase Payments were received during Contract Year 2, the GIA Plus Withdrawal Base at the beginning of Contract Year 3 remains unchanged.

Example #4 – Cumulative withdrawals during Contract Year 3 not exceeding the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar value of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3.

Because cumulative withdrawals for Contract Year 3 did not exceed the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3, the Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 4 is calculated as follows:

Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 3:	$197,247
Increased at an annual rate of 5% to the Contract Anniversary at the beginning of Contract Year 4:	+ $9,862
Reduced by the amount equal to the amount withdrawn in Contract Year 3:	– $8,000

Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 4:	$199,109

Since no subsequent Purchase Payments were received during Contract Year 3, the GIA Plus Withdrawal Base at the beginning of Contract Year 4 remains unchanged.

The GIA Plus Withdrawal Amount for Contract Year 4 is determined on the Contract Anniversary at the beginning of Contract Year 4, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result, the GIA Plus Withdrawal Amount for Contract Year 4 is equal to $10,000.

Because cumulative withdrawals for Contract Year 3 did not exceed the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar value of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3; the dollar amount of the GIA Plus Withdrawal Amount for Contact Year 3 remaining ($2,000) becomes the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 4.

Example #5 – Rider values on each Contract Anniversary based on an Initial Purchase Payment of $100,000 paid on the Contract Date. The values further assume that no subsequent Purchase Payments are received and no withdrawals are taken during the first ten (10) Contract Years after the Rider Effective Date. The Initial Purchase Payment is assumed to be the Contract Value if the Rider is effective on a Contract Anniversary.

					GIA Plus
Beginning			GIA Plus	GIA Plus	Withdrawal	Remaining Dollar
of Contract	Contract Value	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)	Amount of
Year	after Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)	Prior Year’s GWA

1	$100,000	$100,000	$100,000	$100,000	$5,000	N/A
2	$103,000	$105,000	$103,000	$100,000	$5,000	$5,000
3	$106,090	$110,250	$106,090	$100,000	$5,000	$5,000
4	$109,273	$115,763	$109,273	$100,000	$5,000	$5,000
5	$112,551	$121,551	$112,551	$100,000	$5,000	$5,000
6	$115,927	$127,628	$115,927	$100,000	$5,000	$5,000
7	$112,450	$134,010	$115,927	$100,000	$5,000	$5,000
8	$109,076	$140,710	$115,927	$100,000	$5,000	$5,000
9	$105,804	$147,746	$115,927	$100,000	$5,000	$5,000
10	$102,630	$155,133	$115,927	$100,000	$5,000	$5,000
11	$99,551	$162,889	$115,927	$100,000	$5,000	$5,000

Example #6 – Rider values on each Contract Anniversary based on an Initial Purchase Payment of $100,000 paid on the Contract Date. The values further assume that no subsequent Purchase Payments are received and withdrawals of $5,000 are taken each Contract Year for the first ten (10) Contract Years after the Rider Effective Date. The Initial Purchase Payment is assumed to be the Contract Value if the Rider is effective on a Contract Anniversary.

					GIA Plus
Beginning			GIA Plus	GIA Plus	Withdrawal	Remaining Dollar
of Contract	Contract Value	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)	Amount of
Year	after Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)	Prior Year’s GWA

1	$100,000	$100,000	$100,000	$100,000	$5,000	N/A
2	$97,926	$100,000	$97,926	$100,000	$5,000	$0
3	$95,789	$100,000	$95,789	$100,000	$5,000	$0
4	$93,588	$100,000	$93,588	$100,000	$5,000	$0
5	$91,321	$100,000	$91,321	$100,000	$5,000	$0
6	$88,986	$100,000	$88,986	$100,000	$5,000	$0
7	$81,392	$100,000	$83,910	$100,000	$5,000	$0
8	$74,026	$100,000	$78,676	$100,000	$5,000	$0
9	$66,881	$100,000	$73,280	$100,000	$5,000	$0
10	$59,950	$100,000	$67,718	$100,000	$5,000	$0
11	$53,227	$100,000	$61,983	$100,000	$5,000	$0

Should the Contract annuitize immediately after the Rider has been in effect for at least ten (10) years and the GIA Plus Annuity Option has been elected to provide such payments, the net amount applied on the Annuity Date as a single premium to provide the payments is equal to the greater of:

(a)	the Guaranteed Income Base; or
(b)	the GIA Plus Step-Up Value; less any:
(c)	applicable withdrawal charges resulting from the conversion to the GIA Plus Annuity Option;
(d)	applicable annual charges for expenses related to other optional benefit riders attached to the Contract that are in effect as of the Annuity Date; and
(e)	charges for premium taxes and/or other taxes.

Under Example #5, the net amount applied on the Annuity Date (the Contract Anniversary at the beginning of Contract Year 11) is equal to the Guaranteed Income Base ($162,889), as it is greater than the GIA Plus Step-Up Value ($115,927) as of the Annuity Date, less the amounts in (c), (d) and (e) above, if any.

Under Example #6, the net amount applied on the Annuity Date (the Contract Anniversary at the beginning of Contract Year 11) is equal to the Guaranteed Income Base ($100,000), as it is greater than the GIA Plus Step-Up Value ($61,983) as of the Annuity Date, less the amounts in (c), (d) and (e) above, if any.

APPENDIX D: INCOME ACCESS PLUS RIDER SAMPLE CALCULATIONS is added:

INCOME ACCESS PLUS RIDER

SAMPLE CALCULATIONS

The numeric examples shown in this section are based on certain assumptions. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. These examples are not intended to serve as projections of future investment returns.

Example #1 – Income Access Credit; No Subsequent Purchase Payments; No Withdrawals; No Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	No withdrawals taken.
•	No reset of the Remaining Protected Balance

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
3			$106,090	$6,000	$112,000	$5,600	$112,000
4			$109,273	$6,000	$118,000	$5,900	$118,000
5			$112,551	$6,000	$124,000	$6,200	$124,000
6			$115,927	$6,000	$130,000	$6,500	$130,000
7			$119,405	$0	$130,000	$6,500	$130,000
8			$122,987	$0	$130,000	$6,500	$130,000
9			$126,677	$0	$130,000	$6,500	$130,000
10			$130,477	$0	$130,000	$6,500	$130,000
11			$134,392	$0	$130,000	$6,500	$130,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 6, an Income Access Credit of $6,000 (6% of initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on each Contract Anniversary up to the Contract Anniversary at the beginning of Contract Year 6. As a result, on the Contract Anniversary at the beginning of Contract Year 6, the Protected Payment Base and Remaining Protected Balance are equal to $130,000 and the Protected Payment Amount is equal to $6,500 (5% of $130,000).

No Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary after the Contract Anniversary at the beginning of Contract Year 6, as no reset in the Remaining Protected Balance was assumed.

In addition to the Initial Purchase Payment, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $50,000 is received during Contract Year 2.
•	No withdrawals taken.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity	$50,000		$154,534		$156,000	$7,800	$156,000
3			$156,834	$9,000	$165,000	$8,250	$165,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Immediately after the $50,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $156,000 ($106,000 + $50,000). The Protected Payment Amount after the Purchase Payment is equal to $7,800 (5% of the Protected Payment Base after the Purchase Payment since there are no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 3, an Income Access Credit of $9,000 (6% of Initial Remaining Protected Balance plus 6% of the $50,000 subsequent Purchase Payment) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $165,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $8,250 (5% of the Protected Payment Base on that Contract Anniversary).

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	A withdrawal of $5,000 is taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity		$5,000	$99,534		$106,000	$300	$101,000
3			$101,016	$0	$106,000	$5,300	$101,000
4			$104,046	$0	$106,000	$5,300	$101,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

(a)	the Protected Payment Base remains unchanged;
(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 – $5,000); and
(c)	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Two separate withdrawals of $5,000 and $3,000 are taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity		$5,000	$99,534		$106,000	$300	$101,000
Activity		$3,000	$97,272		$97,272	$0	$97,272
3			$97,993	$0	$97,272	$4,864	$97,272
4			$100,933	$0	$97,272	$4,864	$97,272

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

(a)	the Protected Payment Base remains unchanged;
(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 - $5,000); and
(c)	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Because the $3,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($3,000 > $300), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are adjusted to the lesser of:

(a)	the Contract Value immediately after the withdrawal ($97,272); or
(b)	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount ($101,000 – $3,000 = $98,000).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $97,272 = $4,864), less cumulative withdrawals during that Contract Year ($8,000), but not less than zero).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #5 – Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	No withdrawals taken.
•	Reset in the Remaining Protected Balance at the Beginning of Contract Year 4.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$110,000	$6,000	$106,000	$5,300	$106,000
3			$121,000	$6,000	$112,000	$5,600	$112,000
4			$133,100	$6,000	$118,000	$5,900	$118,000
(Prior to Reset)
4			$133,100		$133,100	$6,655	$133,100
(After Reset)
5			$146,410	$7,986	$141,086	$7,054	$141,086

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

On the Contract Anniversary at the beginning of Contract Year 4, the Contract Value ($133,100) is greater than the Remaining Protected Balance ($118,000). With the reset in Remaining Protected Balance, the Protected Payment Base and Remaining Protected Balance are set equal to the Contract Value on that Contract Anniversary. As a result, the Protected Payment Amount is equal to $6,655 after the reset.

After the reset in Remaining Protected Balance, eligibility for any Income Access Credit will be based on the most recent Reset Date. That is, an Income Access Credit may be added to the Protected Payment Base and Remaining Protected Balance on up to five additional Contract Anniversaries if certain conditions are met.

The reset in Remaining Protected Balance may result in an increase in the annual Income Access Charge percentage.

The reset in Remaining Protected Balance may also result in a lower Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and Income Access Credit.